OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia High Yield Opportunity Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 88.0%
Aerospace & Defense 2.7%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	$2,133,000	$2,175,660
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	981,000	1,032,503
Huntington Ingalls Industries, Inc.(b)
03/15/21	7.125%	1,370,000	1,467,613
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	2,691,000	2,899,552
Oshkosh Corp.
03/01/17	8.250%	488,000	529,480
03/01/20	8.500%	1,443,000	1,576,477
Total			9,681,285
Automotive 2.1%
Allison Transmission, Inc.(a)
05/15/19	7.125%	585,000	601,087
Chrysler Group LLC/Co-Issuer, Inc.(b)
Secured
06/15/19	8.000%	362,000	364,715
06/15/21	8.250%	888,000	896,880
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	377,000	408,103
Delphi Corp.(a)
05/15/21	6.125%	278,000	299,545
Delphi Corp.(a)(b)
05/15/19	5.875%	417,000	444,105
Lear Corp.
03/15/18	7.875%	1,325,000	1,462,469
03/15/20	8.125%	330,000	371,250
Schaeffler Finance BV(a)
Senior Secured
02/15/17	7.750%	476,000	505,155
Schaeffler Finance BV(a)(b)
Senior Secured
02/15/19	8.500%	375,000	405,000
Visteon Corp.
04/15/19	6.750%	1,563,000	1,578,630
Total			7,336,939
Banking 0.5%
Capital One/IV(c)
02/17/37	6.745%	1,115,000	1,127,544
Lloyds Banking Group PLC(a)(c)
11/29/49	6.267%	1,173,000	797,640
Total			1,925,184
Brokerage 1.2%
E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	870,000	888,488
Senior Unsecured PIK

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage (continued)
11/30/17	12.500%	$2,757,000	$3,211,905
Total			4,100,393
Building Materials 1.5%
Building Materials Corp. of America Senior Notes(a)
05/01/21	6.750%	2,155,000	2,343,562
Gibraltar Industries, Inc.(c)
12/01/15	8.000%	960,000	981,600
Interface, Inc.
12/01/18	7.625%	265,000	289,844
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	1,056,000	934,560
Nortek, Inc.
12/01/18	10.000%	103,000	108,408
04/15/21	8.500%	647,000	625,972
Total			5,283,946
Chemicals 4.2%
CF Industries, Inc.
05/01/18	6.875%	1,260,000	1,483,650
05/01/20	7.125%	55,000	67,238
Celanese U.S. Holdings LLC
06/15/21	5.875%	59,000	64,310
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	1,642,000	1,699,470
Ineos Finance PLC(a)
Senior Secured
05/15/15	9.000%	2,105,000	2,220,775
02/15/19	8.375%	783,000	831,937
JM Huber Corp. Senior Unsecured(a)
11/01/19	9.875%	785,000	828,175
LyondellBasell Industries NV(a)(b)
11/15/21	6.000%	3,765,000	4,132,087
MacDermid, Inc.(a)
04/15/17	9.500%	580,000	609,000
Momentive Performance Materials, Inc.
06/15/14	12.500%	505,000	539,088
Nova Chemicals Corp.
Senior Unsecured
11/01/16	8.375%	500,000	557,500
11/01/19	8.625%	805,000	923,737
Polypore International, Inc.
11/15/17	7.500%	920,000	963,700
Total			14,920,667

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Commercial Banks 0.1%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	$468,000	$479,700
Construction Machinery 3.6%
CNH Capital LLC(a)
11/01/16	6.250%	1,201,000	1,291,075
Case New Holland, Inc.
12/01/17	7.875%	1,947,000	2,287,725
Columbus McKinnon Corp.
02/01/19	7.875%	319,000	334,153
Manitowoc Co., Inc. (The)
02/15/18	9.500%	850,000	949,875
Manitowoc Co., Inc. (The)(b)
11/01/20	8.500%	795,000	886,425
Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	1,210,000	1,194,875
RSC Equipment Rental, Inc./Holdings III LLC Senior Unsecured
02/01/21	8.250%	485,000	514,100
UR Financing Escrow Corp(a)(d)
Secured
07/15/18	5.750%	744,000	760,740
Senior Unsecured
05/15/20	7.375%	616,000	631,400
04/15/22	7.625%	1,540,000	1,582,350
United Rentals North America, Inc.
12/15/19	9.250%	1,400,000	1,550,500
Xerium Technologies, Inc.
06/15/18	8.875%	715,000	641,712
Total			12,624,930
Consumer Cyclical Services 0.2%
Goodman Networks, Inc. Senior Secured(a)
07/01/18	12.125%	803,000	817,053
Consumer Products 1.1%
Central Garden and Pet Co.
03/01/18	8.250%	400,000	408,000
Sealy Mattress Co.(b)
06/15/14	8.250%	949,000	896,805
Spectrum Brands Holdings, Inc.
Senior Secured
06/15/18	9.500%	1,915,000	2,183,100
Spectrum Brands Holdings, Inc.(a)
Senior Secured
06/15/18	9.500%	384,000	437,760
Total			3,925,665

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing 1.1%
Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	$1,000,000	$1,075,000
CPM Holdings, Inc. Senior Secured(c)
09/01/14	10.625%	902,000	971,905
Tomkins LLC/Inc. Secured(c)
10/01/18	9.000%	332,000	366,860
WireCo WorldGroup, Inc.(a)(c)
05/15/17	10.250%	1,361,000	1,401,830
Total			3,815,595
Electric 1.9%
AES Corp. (The)
Senior Unsecured
10/15/17	8.000%	331,000	381,478
AES Corp. (The)(a)
Senior Unsecured
07/01/21	7.375%	1,764,000	2,010,960
Calpine Construction Finance Co. LP/Corp. Senior Secured(a)
06/01/16	8.000%	1,000,000	1,087,500
DPL, Inc.(a)
Senior Unsecured
10/15/16	6.500%	472,000	514,480
10/15/21	7.250%	275,000	313,500
Energy Future Holdings Corp. Senior Secured(c)
01/15/20	10.000%	637,000	688,756
GenOn Energy, Inc. Senior Unsecured(b)
10/15/18	9.500%	673,000	642,715
Ipalco Enterprises, Inc. Senior Secured(a)
04/01/16	7.250%	1,025,000	1,140,312
Midwest Generation LLC Pass-Through Certificates(b)
01/02/16	8.560%	132,945	135,605
Total			6,915,306
Entertainment 0.6%
AMC Entertainment, Inc.
12/01/20	9.750%	1,000,000	935,000
Six Flags, Inc.(a)(e)(f)(g)
06/01/14	9.625%	950,000	—
Speedway Motorsports, Inc.
06/01/16	8.750%	850,000	938,187
02/01/19	6.750%	121,000	126,143
Vail Resorts, Inc.
05/01/19	6.500%	228,000	237,120
Total			2,236,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage 0.6%
Cott Beverages, Inc.
11/15/17	8.375%	$1,439,000	$1,582,900
09/01/18	8.125%	435,000	479,588
Darling International, Inc.
12/15/18	8.500%	195,000	219,375
Total			2,281,863
Gaming 3.6%
Caesars Entertainment Operating Co., Inc.
Secured
04/15/18	12.750%	745,000	640,700
Senior Secured
06/01/17	11.250%	691,000	756,645
Caesars Operating Escrow LLC/Corp. Senior Secured(a)(b)
02/15/20	8.500%	762,000	777,240
Chester Downs & Marina LLC Senior Secured(a)(b)
02/01/20	9.250%	593,000	621,167
MGM Resorts International
Senior Secured
03/15/20	9.000%	1,993,000	2,232,160
MGM Resorts International(b)
07/15/15	6.625%	195,000	197,438
06/01/16	7.500%	470,000	478,225
03/01/18	11.375%	636,000	750,480
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	270,000	303,075
Pinnacle Entertainment, Inc.
06/15/15	7.500%	145,000	149,350
ROC Finance LLC/Corp. Secured(a)
09/01/18	12.125%	1,920,000	2,121,600
Seminole Indian Tribe of Florida(a)
10/01/20	7.804%	1,660,000	1,623,331
Senior Secured
10/01/20	6.535%	310,000	302,448
Seneca Gaming Corp.(a)
12/01/18	8.250%	845,000	866,125
Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	832,000	809,120
Total			12,629,104
Gas Pipelines 3.2%
El Paso Corp.
Senior Unsecured
06/15/14	6.875%	171,000	185,076
09/15/20	6.500%	2,899,000	3,188,900
01/15/32	7.750%	2,520,000	3,000,559
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,150,000	1,236,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	$480,000	$531,600
12/01/18	6.875%	525,000	568,313
07/15/21	6.500%	1,389,000	1,510,537
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	1,070,000	1,086,050
Total			11,307,285
Health Care 6.6%
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	220,841	232,987
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	409,000	437,630
CHS/Community Health Systems, Inc.(a)(b)
11/15/19	8.000%	910,000	966,875
ConvaTec Healthcare E SA Senior Unsecured(a)
12/15/18	10.500%	1,494,000	1,540,687
Emdeon, Inc.(a)
12/31/19	11.000%	880,000	985,600
Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	281,000	299,265
01/31/22	5.875%	364,000	384,020
Fresenius Medical Care U.S. Finance, Inc.(a)
09/15/18	6.500%	222,000	245,865
HCA, Inc.
02/15/22	7.500%	1,544,000	1,671,380
Senior Secured
02/15/20	6.500%	1,581,000	1,695,622
09/15/20	7.250%	3,627,000	3,953,430
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	708,000	747,825
Health Management Associates, Inc. Senior Unsecured(a)
01/15/20	7.375%	615,000	641,138
Healthsouth Corp.
02/15/20	8.125%	530,000	583,000
09/15/22	7.750%	110,000	119,625
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	690,000	658,950
Kinetic Concepts/KCI U.S.A., Inc.(a)
11/01/18	10.500%	853,000	887,120
11/01/19	12.500%	667,000	641,988
LifePoint Hospitals, Inc.
10/01/20	6.625%	401,000	431,075
Multiplan, Inc.(a)
09/01/18	9.875%	909,000	988,537
Omnicare, Inc.
06/01/20	7.750%	274,000	305,510

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
PSS World Medical, Inc.(a)
03/01/22	6.375%	$141,000	$146,640
Physio-Control International, Inc. Senior Secured(a)
01/15/19	9.875%	710,000	745,500
Radnet Management, Inc.
04/01/18	10.375%	340,000	325,125
Rural/Metro Corp. Senior Unsecured(a)
07/15/19	10.125%	623,000	580,948
STHI Holding Corp. Secured(a)
03/15/18	8.000%	325,000	346,125
Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	550,000	627,000
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	1,940,000	2,041,850
02/01/19	7.750%	90,000	92,250
Total			23,323,567
Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	443,000	487,300
Home Construction 0.3%
KB Home
03/15/20	8.000%	362,000	368,335
Shea Homes LP/Funding Corp. Senior Secured(a)
05/15/19	8.625%	552,000	557,520
Total			925,855
Independent Energy 7.6%
Antero Resources Finance Corp.
12/01/17	9.375%	53,000	58,300
Antero Resources Finance Corp.(a)
08/01/19	7.250%	80,000	84,400
Berry Petroleum Co.
Senior Subordinated Notes
11/01/16	8.250%	135,000	140,738
Senior Unsecured
06/01/14	10.250%	240,000	276,000
11/01/20	6.750%	305,000	324,062
Bill Barrett Corp.
10/01/19	7.625%	159,000	166,155
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,526,000	1,587,040
Chaparral Energy, Inc.
10/01/20	9.875%	367,000	412,875

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
09/01/21	8.250%	$987,000	$1,095,570
Chesapeake Energy Corp.(b)
08/15/20	6.625%	2,497,000	2,603,122
02/15/21	6.125%	1,424,000	1,443,580
Concho Resources, Inc.
10/01/17	8.625%	537,000	604,125
01/15/21	7.000%	1,003,000	1,128,375
01/15/22	6.500%	156,000	173,160
Continental Resources, Inc.
10/01/19	8.250%	111,000	124,598
10/01/20	7.375%	4,000	4,450
04/01/21	7.125%	860,000	958,900
Goodrich Petroleum Corp.
03/15/19	8.875%	531,000	520,380
Kodiak Oil & Gas Corp.(a)
12/01/19	8.125%	2,128,000	2,276,960
Laredo Petroleum, Inc.
02/15/19	9.500%	2,060,000	2,271,150
MEG Energy Corp.(a)
03/15/21	6.500%	945,000	1,011,150
Oasis Petroleum, Inc.
02/01/19	7.250%	1,094,000	1,159,640
11/01/21	6.500%	1,222,000	1,258,660
Petrohawk Energy Corp.
08/15/18	7.250%	1,307,000	1,494,881
06/01/19	6.250%	318,000	359,340
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	1,105,000	1,221,025
QEP Resources, Inc.(d)
Senior Unsecured
10/01/22	5.375%	514,000	519,140
Range Resources Corp.
05/01/18	7.250%	13,000	13,861
05/15/19	8.000%	480,000	535,200
08/01/20	6.750%	945,000	1,034,775
06/01/21	5.750%	712,000	761,840
Range Resources Corp.(d)
08/15/22	5.000%	92,000	92,920
SM Energy Co. Senior Unsecured(a)
11/15/21	6.500%	453,000	489,240
WPX Energy, Inc. Senior Unsecured(a)
01/15/22	6.000%	768,000	792,960
Whiting Petroleum Corp.
10/01/18	6.500%	54,000	58,118
Total			27,056,690
Lodging 0.5%
Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured
05/15/18	6.750%	1,395,000	1,621,688

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable 4.1%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	$2,110,000	$2,278,800
04/30/20	8.125%	1,289,000	1,446,902
CSC Holdings LLC Senior Unsecured(a)
11/15/21	6.750%	1,447,000	1,566,377
Cablevision Systems Corp. Senior Unsecured(b)
04/15/20	8.000%	375,000	420,938
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)
11/15/17	8.625%	814,000	873,015
DISH DBS Corp.
09/01/19	7.875%	734,000	862,450
06/01/21	6.750%	2,093,000	2,323,230
Nara Cable Funding Ltd. Senior Secured(a)
12/01/18	8.875%	808,000	777,700
Quebecor Media, Inc.
Senior Unsecured
03/15/16	7.750%	2,365,000	2,435,950
UPCB Finance V Ltd. Senior Secured(a)
11/15/21	7.250%	672,000	700,997
UPCB Finance VI Ltd. Senior Secured(a)
01/15/22	6.875%	854,000	882,793
Videotron Ltee Senior Unsecured(a)(d)
07/15/22	5.000%	150,000	150,000
Total			14,719,152
Media Non-Cable 7.0%
AMC Networks, Inc.(a)
07/15/21	7.750%	1,679,000	1,872,085
Belo Corp.
11/15/16	8.000%	840,000	936,600
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	502,000	461,840
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	1,198,000	1,317,800
Clear Channel Worldwide Holdings, Inc.(a)(d)
03/15/20	7.625%	2,382,000	2,382,000
Hughes Satellite Systems Corp.
06/15/21	7.625%	925,000	1,003,625
Intelsat Jackson Holdings SA
06/15/16	11.250%	1,405,000	1,485,788
04/01/21	7.500%	1,150,000	1,216,125
Intelsat Luxembourg SA
PIK
02/04/17	11.500%	1,012,000	1,042,360

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Intelsat Luxembourg SA(a)(c)
PIK	11.500%	$712,000	$726,240
02/04/17
Lamar Media Corp.(a)(b)
02/01/22	5.875%	719,000	750,456
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	742,000	786,520
Nielsen Finance LLC/Co.
10/15/18	7.750%	1,471,000	1,636,488
Salem Communications Corp. Secured
12/15/16	9.625%	1,340,000	1,477,350
Sinclair Television Group, Inc. Secured(a)
11/01/17	9.250%	2,239,000	2,502,082
Univision Communications, Inc.(a)
Senior Secured
05/15/19	6.875%	760,000	775,200
11/01/20	7.875%	1,923,000	2,052,802
Univision Communications, Inc.(a)(b)
05/15/21	8.500%	1,005,000	997,463
XM Satellite Radio, Inc.(a)
11/01/18	7.625%	1,148,000	1,257,060
Total			24,679,884
Metals 4.8%
Alpha Natural Resources, Inc.
06/01/21	6.250%	634,000	614,980
Alpha Natural Resources, Inc.(b)
06/01/19	6.000%	563,000	551,740
Arch Coal, Inc.(a)
06/15/19	7.000%	1,491,000	1,491,000
Arch Coal, Inc.(a)(b)
06/15/21	7.250%	740,000	738,150
Calcipar SA Senior Secured(a)
05/01/18	6.875%	1,370,000	1,349,450
Consol Energy, Inc.
04/01/17	8.000%	880,000	957,000
04/01/20	8.250%	1,785,000	1,945,650
FMG Resources August 2006 Proprietary Ltd.(a)
11/01/15	7.000%	1,937,000	2,053,220
02/01/16	6.375%	622,000	643,770
02/01/18	6.875%	451,000	475,805
11/01/19	8.250%	1,180,000	1,298,000
JMC Steel Group Senior Notes(a)
03/15/18	8.250%	1,496,000	1,561,450
Novelis, Inc.
12/15/20	8.750%	254,000	283,210
Peabody Energy Corp.(a)
11/15/18	6.000%	1,124,000	1,177,390

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
11/15/21	6.250%	$749,000	$784,577
Rain CII Carbon LLC/Corp. Senior Secured(a)
12/01/18	8.000%	1,071,000	1,135,260
Total			17,060,652
Non-Captive Consumer 1.2%
SLM Corp.
Senior Notes
01/25/16	6.250%	820,000	856,900
Senior Unsecured
03/25/20	8.000%	1,321,000	1,453,100
01/25/22	7.250%	853,000	900,981
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	1,341,000	1,039,275
Total			4,250,256
Non-Captive Diversified 5.6%
Ally Financial, Inc.
02/15/17	5.500%	321,000	325,117
03/15/20	8.000%	4,663,000	5,280,847
09/15/20	7.500%	950,000	1,046,188
CIT Group, Inc.(a)
Secured
02/15/15	4.750%	798,000	815,955
02/15/19	5.500%	2,471,000	2,526,597
CIT Group, Inc.(a)(b)
Secured
04/01/18	6.625%	1,135,000	1,234,312
Ford Motor Credit Co. LLC Senior Unsecured
02/01/21	5.750%	3,741,000	4,177,807
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	1,670,000	1,887,100
05/15/19	6.250%	810,000	821,226
12/15/20	8.250%	785,000	875,284
International Lease Finance Corp.(b)
Senior Unsecured
01/15/22	8.625%	719,000	808,416
Total			19,798,849
Oil Field Services 1.7%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	1,991,000	2,095,527
Green Field Energy Services, Inc. Senior Secured(a)
11/15/16	13.000%	1,358,000	1,337,630
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	2,323,000	2,590,145
Total			6,023,302

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry 0.1%
Interline Brands, Inc.
11/15/18	7.000%	$448,000	$473,200

Packaging 2.3%
ARD Finance SA Senior Secured PIK(a)
06/01/18	11.125%	298,819	280,143
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. (a)
10/15/20	9.125%	567,000	585,428
Ardagh Packaging Finance PLC Senior Secured(a)
10/15/17	7.375%	613,000	658,975
Ball Corp.(d)
03/15/22	5.000%	248,000	253,580
Berry Plastics Corp. Secured(b)
01/15/21	9.750%	402,000	430,140
Reynolds Group Issuer, Inc./LLC(a)
Senior Secured
04/15/19	7.125%	2,083,000	2,202,772
08/15/19	7.875%	976,000	1,068,720
Senior Unsecured
08/15/19	9.875%	2,668,000	2,758,045
Total			8,237,803
Paper 0.4%
Cascades, Inc.
12/15/17	7.750%	870,000	891,750
Verso Paper Holdings LLC/Inc.
Secured
02/01/19	8.750%	302,000	149,490
Senior Secured
07/01/14	11.500%	532,000	542,640
Total			1,583,880
Pharmaceuticals 1.0%
Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	424,000	471,700
Grifols, Inc.
02/01/18	8.250%	1,036,000	1,124,060
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)
12/01/19	9.500%	318,000	347,813
Mylan, Inc.(a)
11/15/18	6.000%	1,134,000	1,186,447
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	535,000	567,100
Total			3,697,120

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers 2.0%
99 Cents Only Stores(a)
12/15/19	11.000%	$446,000	$471,645
AutoNation, Inc.
02/01/20	5.500%	364,000	376,740
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	518,000	531,598
Limited Brands, Inc.
04/01/21	6.625%	605,000	665,500
Senior Notes
02/15/22	5.625%	1,030,000	1,060,900
QVC, Inc.(a)
Senior Secured
04/15/17	7.125%	255,000	274,125
10/01/19	7.500%	406,000	449,645
Rite Aid Corp.
Senior Secured
08/15/20	8.000%	400,000	456,000
Senior Unsecured
02/15/27	7.700%	453,000	394,110
Rite Aid Corp.(a)(b)
Senior Notes
03/15/20	9.250%	1,095,000	1,108,687
Rite Aid Corp.(b)
06/15/17	9.500%	825,000	837,375
Sally Holdings LLC/Capital, Inc.(a)(b)
11/15/19	6.875%	310,000	333,250
Total			6,959,575
Technology 4.0%
Amkor Technology, Inc.(b)
Senior Unsecured
05/01/18	7.375%	777,000	839,160
06/01/21	6.625%	1,363,000	1,424,335
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	25,000	26,313
01/15/20	6.875%	510,000	569,925
CDW LLC / Finance Corp.
04/01/19	8.500%	1,535,000	1,638,612
Senior Secured
12/15/18	8.000%	325,000	352,625
CDW LLC/Finance Corp.(a)
04/01/19	8.500%	240,000	256,200
Cardtronics, Inc.
09/01/18	8.250%	970,000	1,071,850
CommScope, Inc.(a)
01/15/19	8.250%	709,000	746,222
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	385,000	426,388
First Data Corp.
01/15/21	12.625%	932,000	978,600
PIK
09/24/15	10.550%	843,000	868,290

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
First Data Corp.(a)
Senior Secured
08/15/20	8.875%	$555,000	$600,788
Freescale Semiconductor, Inc.(b)
08/01/20	10.750%	295,000	325,975
Interactive Data Corp.
08/01/18	10.250%	1,505,000	1,696,887
NXP BV/Funding LLC Senior Secured(a)
08/01/18	9.750%	2,016,000	2,278,080
Total			14,100,250
Transportation Services 1.0%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	657,000	684,923
03/15/20	9.750%	477,000	522,315
CEVA Group PLC(a)
12/01/17	8.375%	350,000	349,125
Hertz Corp. (The)
10/15/18	7.500%	980,000	1,057,175
01/15/21	7.375%	808,000	874,660
Total			3,488,198
Wireless 4.5%
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	2,531,000	2,695,515
Cricket Communications, Inc.(b)
10/15/20	7.750%	573,000	570,135
MetroPCS Wireless, Inc.
09/01/18	7.875%	740,000	792,725
11/15/20	6.625%	224,000	230,720
NII Capital Corp.
04/01/21	7.625%	941,000	962,172
Sprint Capital Corp.
11/15/28	6.875%	4,607,000	3,593,460
Sprint Nextel Corp.(a)
11/15/18	9.000%	2,495,000	2,781,925
Sprint Nextel Corp.(a)(d)
03/01/20	7.000%	438,000	445,118
Senior Unsecured
03/01/17	9.125%	344,000	345,720
Wind Acquisition Finance SA Senior Secured(a)
02/15/18	7.250%	3,549,000	3,478,020
Total			15,895,510

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines 5.0%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	$2,063,000	$2,184,193
Frontier Communications Corp.
Senior Unsecured
04/15/20	8.500%	1,291,000	1,397,507
04/15/22	8.750%	330,000	358,875
Integra Telecom Holdings, Inc. Senior Secured(a)
04/15/16	10.750%	401,000	348,870
Level 3 Communications, Inc. Senior Unsecured(b)
02/01/19	11.875%	982,000	1,117,025
Level 3 Financing, Inc.
02/15/17	8.750%	389,000	406,505
02/01/18	10.000%	807,000	889,718
04/01/19	9.375%	416,000	459,680
Level 3 Financing, Inc.(a)
Senior Unsecured
07/01/19	8.125%	974,000	1,020,265
PAETEC Holding Corp.
12/01/18	9.875%	955,000	1,069,600
Senior Secured
06/30/17	8.875%	785,000	855,650
Qwest Corp.
Senior Unsecured
12/01/21	6.750%	4,165,000	4,758,512
06/15/23	7.500%	2,260,000	2,271,300
Windstream Corp.
09/01/18	8.125%	630,000	689,850
Total			17,827,550
Total Corporate Bonds & Notes (Cost: $295,466,143)			$312,491,646

Municipal Bonds 0.6%
Cabazon Band Mission Indians Revenue Bonds Series 2004(a)(f)(n)(o)
06/01/12	7.358%	3,250,000	1,950,000
Total Municipal Bonds (Cost: $3,250,000)			$1,950,000

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 2.6%
Automotive 0.1%
Schaeffler AG Tranche C2 Term Loan(c)(h)(i)
01/27/17	6.000%	360,000	361,051

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Brokerage 0.2%
Nuveen Investments, Inc. 2nd Lien Term Loan(c)(h)(i)
03/01/19	8.250%	$820,000	$827,175
Gaming 0.9%
Caesars Octavius LLC Tranche B Term Loan(c)(i)
04/25/17	9.250%	2,827,000	2,784,595
ROC Finance LLC Tranche B Term Loan(c)(i)
08/19/17	8.500%	392,000	394,940
Total			3,179,535
Media Non-Cable 1.1%
Clear Channel Communications, Inc. Tranche B Term Loan(c)(h)(i)
01/29/16	3.894%	562,000	461,290
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(c)(i)
03/18/19	7.500%	3,283,000	3,293,932
Total			3,755,222
Property & Casualty 0.3%
Lonestar Intermediate Super Holdings LLC Term Loan(c)(h)(i)
08/07/19	11.000%	1,177,000	1,192,890
Total Senior Loans (Cost: $9,147,245)			$9,315,873

Issuer	Shares	Value

Common Stocks —%
FINANCIALS —%
Diversified Financial Services —%
Leucadia National Corp.(b)	2,168	$61,766

Real Estate Investment Trusts (REITs) —%
Fairlane Management Corp.(e)(f)(g)	50,004	—

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
TOTAL FINANCIALS		61,766
Total Common Stocks (Cost: $—)		$61,766

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(j)	1,358	$89,628
TOTAL ENERGY		89,628
INFORMATION TECHNOLOGY —%
Communications Equipment —%
CMP Susquehanna Corp.(e)(f)(g)(j)	29,954	300
TOTAL INFORMATION TECHNOLOGY		300
Total Warrants (Cost: $55,212)		$89,928

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.166%(k)(l)	809,498	809,498
Total Money Market Funds (Cost: $809,498)		$809,498

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 6.5%
Money Market Fund 0.3%
JPMorgan Prime Money Market Fund, 0.010%(k)		$1,000,000	$1,000,000

Repurchase Agreements 6.2%
Citibank NA dated 02/29/12, matures 03/01/12, repurchase price $5,000,026(m)
	0.190%	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 02/29/12, matures 03/01/12, repurchase price $5,000,018(m)
	0.130%	5,000,000	5,000,000
Credit Suisse Securities (USA) LLC dated 02/29/12, matures 03/01/12, repurchase price $4,984,447(m)
	0.160%	4,984,425	4,984,425
Nomura Securities dated 02/29/12, matures 03/01/12, repurchase price $5,000,028(m)
	0.200%	5,000,000	5,000,000
Pershing LLC dated 02/29/12, matures 03/01/12, repurchase price $2,000,016(m)
	0.290%	2,000,000	2,000,000
Total			21,984,425
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $22,984,425)			$22,984,425
Total Investments
(Cost: $331,712,523)(p)			$347,703,136(q)
Other Assets & Liabilities, Net			7,564,398
Net Assets			$355,267,534

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the value of these securities amounted to $113,450,996 or 31.93% of net assets.

(b)	At February 29, 2012, security was partially or fully on loan.
(c)	Variable rate security. The interest rate shown reflects the rate as of February 29, 2012.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	Negligible market value.

(f)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 29, 2012 was $1,950,300, representing 0.55% of net assets.  Information concerning such security holdings at February 29, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
7.358% 06/01/12	10-04-04	$3,250,000
CMP Susquehanna Corp.	03-26-09	300
Fairlane Management Corp.	09-23-02	—
Six Flags, Inc.
9.625% 06/01/14	05-07-10	—

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2012, the value of these securities amounted to $300, which represents less than 0.01% of net assets.

(h)

Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(i)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of February 29, 2012. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)	Non-income producing.
(k)	The rate shown is the seven-day current annualized yield at February 29, 2012.
(l)	Investments in affiliates during the period ended February 29, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$109,148,895	$(108,339,397)	$—	$809,498	$8,367	$809,498

(m)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.190%)

Security Description	Value
Fannie Mae REMICS	$2,131,777
Freddie Mac REMICS	2,141,583
Government National Mortgage Association	826,640
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value
Fannie Mae REMICS	$2,392,734
Fannie Mae-Aces	264,929
Freddie Mac REMICS	1,919,413
Government National Mortgage Association	522,924
Total Market Value of Collateral Securities	$5,100,000

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value
Ginnie Mae I Pool	$3,568,364
Ginnie Mae II Pool	1,515,761
Total Market Value of Collateral Securities	$5,084,125

Nomura Securities (0.200%)

Security Description	Value
Ginnie Mae II Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.290%)

Security Description	Value
Fannie Mae Pool	$326,507
Fannie Mae REMICS	275,343
Fannie Mae-Aces	2,775
Federal Farm Credit Bank	24,674
Federal Home Loan Banks	26,538
Federal Home Loan Mortgage Corp	62,556
Federal National Mortgage Association	77,156
Freddie Mac Gold Pool	132,490
Freddie Mac Non Gold Pool	37,004
Freddie Mac Reference REMIC	9
Freddie Mac REMICS	256,456
Ginnie Mae I Pool	334,671
Ginnie Mae II Pool	298,381
Government National Mortgage Association	107,067
United States Treasury Note/Bond	73,837
United States Treasury Strip Coupon	4,536
Total Market Value of Collateral Securities	$2,040,000

(n)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 29, 2012, the value of these securities amounted to $1,950,000, which represents 0.55% of net assets.

(o)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At February 29, 2012, the value of these securities amounted to $1,950,000 or 0.55% of net assets.

(p)

At February 29, 2012, the cost of securities for federal income tax purposes was approximately $331,713,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,630,000
Unrealized Depreciation	(2,640,000)
Net Unrealized Appreciation	$15,990,000

(q)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair value at February 29, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes
Electric	$—	$6,779,701	$135,605	$6,915,306
All other industries	—	305,576,340	—	305,576,340
Municipal Bonds	—	1,950,000	—	1,950,000
Total Bonds	—	314,306,041	135,605	314,441,646

Equity Securities
Common Stocks
Financials	61,766	—	—	61,766
Warrants
Energy	—	89,628	—	89,628
Information Technology	—	—	300	300
Total Equity Securities	61,766	89,628	300	151,694

Other
Senior Loans	—	9,315,873	—	9,315,873
Money Market Funds	809,498	—	—	809,498
Investments of Cash Collateral Received for Securities on Loan	1,000,000	21,984,425	—	22,984,425
Total Other	1,809,498	31,300,298	—	33,109,796
Total	$1,871,264	$345,695,967	$135,905	$347,703,136

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Corporate Bonds and Warrants classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, utilization of single market quotations from broker dealers, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate		Preferred
	Bonds & Notes	Senior Loans	Stocks	Warrants	Total

Balance as of May 31, 2011	$103,040	$4,807	$262	$300	$108,409
Accrued discounts/premiums	55	—	—	—	55
Realized gain (loss)	—	1,682,268	261,868	—	1,944,136
Change in unrealized appreciation (depreciation)*	6,260	—	—	—	6,260
Sales	—	(1,687,075)	(262,130)	—	(1,949,205)
Purchases	129,290	—	—	—	129,290
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(103,040)	—	—	—	(103,040)
Balance as of February 29, 2012	$135,605	$—	$—	$300	$135,905

*Change in unrealized appreciation (depreciation) relating to securities held at February 29, 2012 was $6,260.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia International Bond Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes 4.2%
NETHERLANDS 0.4%
Bank Nederlandse Gemeenten Senior Unsecured
11/07/16	1.850%	JPY	$18,000,000	$236,002
SUPRA-NATIONAL 3.3%
Asian Development Bank Senior Unsecured
06/21/27	2.350%	JPY	50,000,000	682,237
Eurofima Senior Unsecured
10/21/19	4.375%	EUR	100,000	149,692
European Investment Bank Senior Unsecured
06/20/17	1.400%	JPY	49,000,000	630,981
Nordic Investment Bank Senior Unsecured
04/27/17	1.700%	JPY	50,000,000	654,890
Total				2,117,800
UKRAINE 0.1%
MHP SA(a)
04/29/15	10.250%		100,000	96,163
UNITED STATES 0.4%
General Electric Capital Corp. Senior Unsecured
03/21/12	1.000%	JPY	20,000,000	246,037
Total Corporate Bonds & Notes (Cost: $2,306,841)				$2,696,002

Foreign Government Obligations 90.3%
ARGENTINA 0.5%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%		100,000	97,000
Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%		220,000	195,250
Argentine Republic Government International Bond Senior Unsecured
12/31/33	8.280%		53,352	42,148
Total				334,398
AUSTRALIA 4.2%
Treasury Corp. of Victoria
11/15/18	5.500%	AUD	1,500,000	1,684,058

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (continued)
AUSTRALIA (CONTINUED)
Local Government Guaranteed
11/15/16	5.750%	AUD	$95,000	$107,292
06/15/20	6.000%	AUD	720,000	833,883
Total				2,625,233
AUSTRIA 0.4%
Austria Government Bond Senior Unsecured(a)
09/15/17	4.300%	EUR	170,000	253,036
BELGIUM 0.2%
Belgium Government Bond
03/28/15	3.500%	EUR	75,000	105,056
BRAZIL 0.6%
Brazilian Government International Bond
01/20/34	8.250%		70,000	107,625
Senior Unsecured
02/03/15	7.375%	EUR	30,000	46,432
03/07/15	7.875%		50,000	59,850
Petrobras International Finance Co.
01/27/21	5.375%		150,000	160,100
Total				374,007
BULGARIA 0.1%
Bulgaria Government International Bond Senior Unsecured
01/15/15	8.250%		60,000	68,301
CANADA 9.1%
Canadian Government Bond
08/01/14	2.250%	CAD	1,600,000	1,658,618
Province of Ontario
06/02/19	4.400%	CAD	2,800,000	3,189,360
Province of Quebec Canada
12/01/17	4.500%	CAD	700,000	796,788
Province of Quebec Senior Unsecured
04/29/19	5.000%	EUR	50,000	78,785
Total				5,723,551
CHINA 0.1%
China Government International Bond Senior Unsecured
10/29/13	4.750%		50,000	52,848

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (continued)
COLOMBIA 0.9%
Colombia Government International Bond Senior Unsecured
07/12/21	4.375%		$200,000	$216,500
05/21/24	8.125%		50,000	70,875
Ecopetrol SA Senior Unsecured
07/23/19	7.625%		45,000	56,362
Empresas Publicas de Medellin ESP Senior Unsecured(a)
02/01/21	8.375%	COP	340,000,000	201,813
Total				545,550
DENMARK 0.2%
Denmark Government Bond
11/15/13	5.000%	DKK	695,000	134,412
DOMINICAN REPUBLIC 0.2%
Dominican Republic International Bond Senior Unsecured(a)
05/06/21	7.500%		150,000	151,450
FINLAND 0.3%
Finland Government Bond Senior Unsecured
07/04/15	4.250%	EUR	145,000	214,918
FRANCE 9.6%
France Government Bond OAT
10/25/18	4.250%	EUR	770,000	1,148,872
04/25/19	4.250%	EUR	228,000	340,070
10/25/20	2.500%	EUR	1,500,000	1,956,682
04/25/29	5.500%	EUR	420,000	696,100
French Treasury Note BTAN
02/25/16	2.250%	EUR	1,400,000	1,925,093
Total				6,066,817
GERMANY 13.6%
Bundesobligation
04/08/16	2.750%	EUR	1,600,000	2,316,112
Bundesrepublik Deutschland
07/04/14	4.250%	EUR	200,000	291,318
07/04/17	4.250%	EUR	555,000	868,220
01/04/19	3.750%	EUR	640,000	993,533
07/04/21	3.250%	EUR	1,600,000	2,410,716
07/04/28	4.750%	EUR	700,000	1,214,071
07/04/42	3.250%	EUR	300,000	469,076
Total				8,563,046

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (continued)
HUNGARY 0.1%
Hungary Government International Bond Senior Unsecured
07/18/16	3.500%	EUR	$40,000	$44,619
INDONESIA 1.4%
Indonesia Government International Bond
Senior Unsecured
04/20/15	7.250%		38,000	43,605
Indonesia Government International Bond(a)
Senior Unsecured
04/20/15	7.250%		80,000	91,800
Indonesia Treasury Bond Senior Unsecured
09/15/25	11.000%	IDR	1,330,000,000	214,503
Majapahit Holding BV(a)
08/07/19	8.000%		450,000	551,250
Total				901,158
JAPAN 10.7%
Development Bank of Japan Government Guaranteed
03/17/17	1.750%	JPY	10,000,000	131,606
Japan Government 10-Year Bond
Senior Unsecured
09/20/18	1.500%	JPY	5,900,000	77,181
12/20/18	1.400%	JPY	105,000,000	1,365,345
06/20/20	1.100%	JPY	150,500,000	1,903,543
Japan Government 20-Year Bond
Senior Unsecured
12/20/22	1.400%	JPY	70,000,000	889,982
09/20/23	1.900%	JPY	29,000,000	385,685
06/20/25	1.900%	JPY	50,000,000	657,398
09/20/29	2.100%	JPY	80,000,000	1,050,204
Japan Government 30-Year Bond Senior Unsecured
09/20/40	2.000%	JPY	20,000,000	249,874
Total				6,710,818
KAZAKHSTAN 0.4%
KazMunayGas National Co. Senior Unsecured(a)
05/05/20	7.000%		200,000	229,173
LITHUANIA 0.2%
Lithuania Government International Bond Senior Unsecured(a)
03/09/21	6.125%		120,000	125,775

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (continued)
MEXICO 5.7%
Comision Federal de Electricidad Senior Unsecured(a)
05/26/21	4.875%		$200,000	$210,750
Mexican Bonos
12/13/18	8.500%	MXN	7,205,000	650,674
06/11/20	8.000%	MXN	6,000,000	526,429
05/31/29	8.500%	MXN	19,000,000	1,675,486
Mexico Government International Bond
Senior Unsecured
01/15/17	5.625%		90,000	103,725
01/11/40	6.050%		40,000	48,700
Pemex Project Funding Master Trust
01/21/21	5.500%		300,000	329,040
02/24/25	5.500%	EUR	20,000	26,619
Total				3,571,423
NETHERLANDS 3.7%
Netherlands Government Bond
07/15/16	4.000%	EUR	240,000	359,305
07/15/18	4.000%	EUR	800,000	1,217,157
07/15/20	3.500%	EUR	500,000	741,751
Total				2,318,213
NEW ZEALAND 1.0%
New Zealand Government Bond
Senior Unsecured
04/15/13	6.500%	NZD	55,000	47,832
12/15/17	6.000%	NZD	500,000	467,743
05/15/21	6.000%	NZD	150,000	142,886
Total				658,461
NORWAY 5.2%
Eksportfinans ASA
03/20/14	1.600%	JPY	65,000,000	702,426
Norway Government Bond
05/15/15	5.000%	NOK	2,300,000	453,943
05/19/17	4.250%	NOK	3,240,000	644,881
05/22/19	4.500%	NOK	7,000,000	1,443,357
Total				3,244,607
PANAMA 0.1%
Panama Government International Bond Senior Unsecured
01/26/36	6.700%		65,000	84,695
PERU 0.6%
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		200,000	269,800
11/21/33	8.750%		27,000	41,540

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (continued)
PERU (CONTINUED)
03/14/37	6.550%		$45,000	$57,037
Total				368,377
PHILIPPINES 0.2%
Philippine Government International Bond Senior Unsecured
03/17/15	8.875%		105,000	126,131
POLAND 3.8%
Poland Government Bond
10/24/15	6.250%	PLN	2,300,000	777,419
10/25/19	5.500%	PLN	4,800,000	1,568,213
Poland Government International Bond Senior Unsecured
10/19/15	5.000%		50,000	54,500
Total				2,400,132
RUSSIAN FEDERATION 1.8%
Gazprom OAO Via Gaz Capital SA(a)
Senior Unsecured
04/11/18	8.146%		200,000	235,750
03/07/22	6.510%		400,000	438,000
Gazprom OAO Via Gazprom International SA Senior Unsecured
02/01/20	7.201%		15,514	16,941
Russian Foreign Bond - Eurobond(a)
Senior Unsecured
04/29/20	5.000%		100,000	107,000
Russian Foreign Bond - Eurobond(a)(b)
Senior Unsecured
03/31/30	7.500%		167,000	199,147
Russian Foreign Bond - Eurobond(b)
Senior Unsecured
03/31/30	7.500%		118,570	141,395
Total				1,138,233
SOUTH AFRICA 0.3%
South Africa Government International Bond
05/16/13	5.250%	EUR	50,000	69,280
Senior Unsecured
03/08/41	6.250%		120,000	140,850
Total				210,130
SWEDEN 4.2%
Sweden Government Bond
10/08/12	5.500%	SEK	2,775,000	429,798
08/12/17	3.750%	SEK	13,180,000	2,228,338
Total				2,658,136

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (continued)
TURKEY 0.7%
Turkey Government International Bond
Senior Unsecured
03/30/21	5.625%		$250,000	$260,000
02/05/25	7.375%		140,000	163,310
Total				423,310
UNITED KINGDOM 9.0%
Network Rail Infrastructure Finance PLC Government Guaranteed
12/09/30	4.375%	GBP	60,000	107,262
United Kingdom Gilt
09/07/16	4.000%	GBP	155,000	281,001
03/07/19	4.500%	GBP	1,540,000	2,945,741
09/07/20	3.750%	GBP	450,000	821,931
09/07/21	3.750%	GBP	250,000	455,701
03/07/25	5.000%	GBP	253,000	515,527
03/07/36	4.250%	GBP	300,000	565,708
Total				5,692,871
URUGUAY 0.3%
Uruguay Government International Bond
04/05/27	4.250%	UYU	1,300,000	102,317

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)
URUGUAY (CONTINUED)
Senior Unsecured PIK
01/15/33	7.875%	$40,000	$55,700
Total			158,017
VENEZUELA 0.9%
Petroleos de Venezuela SA
11/02/17	8.500%	500,000	457,500
Venezuela Government International Bond Senior Unsecured
08/23/22	12.750%	84,000	89,880
Total			547,380
Total Foreign Government Obligations (Cost: $54,983,186)			$56,824,282

		Shares	Value

Money Market Funds 2.8%
Columbia Short-Term Cash Fund, 0.166%(c)(d)		1,736,815	$1,736,815
Total Money Market Funds (Cost: $1,736,815)			$1,736,815
Total Investments
(Cost: $59,026,842)(e)			$61,257,099(f)
Other Assets & Liabilities, Net			1,672,793
Net Assets			$62,929,892

Investments in Derivatives

At February 29, 2012, $7,700 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at February 29, 2012

	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 2-year	(8)	(1,761,875)	July 2012	$113	$—
U.S. Treasury Note, 10-year	(5)	(654,766)	June 2012	—	(86)
Total				$113	$(86)

Forward Foreign Currency Exchange Contracts Open at February 29, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley	March 12, 2012	135,485	900,000	$476	$—
		(USD)	(SEK)	—	—
State Street Bank & Trust Company	March 12, 2012	900,000	1,197,320	—	(1,798)
		(EUR)	(USD)	—	—
J.P. Morgan Securities, Inc.	March 27, 2012	1,245,656	100,000,000	—	(15,230)
		(USD)	(JPY)	—	—
J.P. Morgan Securities, Inc.	March 28, 2012	2,000,000	641,313	—	(2,361)
		(PLN)	(USD)	—	—
Total				$476	$(19,389)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the value of these securities amounted to $2,891,107 or 4.59% of net assets.

(b)	Variable rate security. The interest rate shown reflects the rate as of February 29, 2012.
(c)	The rate shown is the seven-day current annualized yield at February 29, 2012.
(d)	Investments in affiliates during the period ended February 29, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$22,786,734	$(21,049,919)	$—	$1,736,815	$1,019	$1,736,815

(e)

At February 29, 2012, the cost of securities for federal income tax purposes was approximately $59,027,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,689,000
Unrealized Depreciation	(459,000)
Net Unrealized Appreciation	$2,230,000

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah

JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair value at February 29, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes	$—	$2,696,002	$—	$2,696,002
Foreign Government Obligations	—	56,824,282	—	56,824,282
Total Bonds	—	59,520,284	—	59,520,284

Other
Money Market Funds	1,736,815	—	—	1,736,815
Total Other	1,736,815	—	—	1,736,815

Investments in Securities	1,736,815	59,520,284	—	61,257,099
Derivatives(c)
Assets
Futures Contracts	113	—	—	113
Forward Foreign Currency Exchange Contracts	—	476	—	476
Liabilities
Futures Contracts	(86)	—	—	(86)
Forward Foreign Currency Exchange Contracts	—	(19,389)	—	(19,389)
Total	$1,736,842	$59,501,371	$—	$61,238,213

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Strategic Income Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 48.7%
Aerospace & Defense 1.3%
ADS Tactical, Inc. Senior Secured(b)(c)
04/01/18	11.000%	$6,990,000	$7,129,800
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	2,774,000	2,919,635
Huntington Ingalls Industries, Inc.(c)
03/15/21	7.125%	4,263,000	4,566,739
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	7,967,000	8,584,442
Oshkosh Corp.
03/01/20	8.500%	4,629,000	5,057,183
Oshkosh Corp.(c)
03/01/17	8.250%	1,263,000	1,370,355
TransDigm, Inc.(c)
12/15/18	7.750%	2,463,000	2,709,300
Total			32,337,454
Automotive 1.0%
Allison Transmission, Inc.(b)(c)
05/15/19	7.125%	1,603,000	1,647,082
Chrysler Group LLC/Co-Issuer, Inc.(c)
Secured
06/15/19	8.000%	988,000	995,410
06/15/21	8.250%	2,644,000	2,670,440
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	710,000	765,025
Dana Holding Corp.(c)
Senior Unsecured
02/15/21	6.750%	408,000	441,660
Delphi Corp.(b)(c)
05/15/19	5.875%	1,137,000	1,210,905
05/15/21	6.125%	757,000	815,668
Lear Corp.
03/15/18	7.875%	6,815,000	7,522,056
Lear Corp.(c)
03/15/20	8.125%	1,205,000	1,355,625
Schaeffler Finance BV(b)(c)
Senior Secured
02/15/17	7.750%	1,381,000	1,465,586
02/15/19	8.500%	1,089,000	1,176,120
Visteon Corp.(c)
04/15/19	6.750%	4,272,000	4,314,720
Total			24,380,297
Banking 1.4%
BES Investimento do Brasil SA Senior Unsecured(b)
03/25/15	5.625%	2,000,000	1,900,000
BanColombia SA Senior Unsecured(c)
06/03/21	5.950%	2,300,000	2,386,250

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Banking (continued)
Banco Cruzeiro do Sul SA Senior Unsecured(b)
01/20/16	8.250%		$500,000	$439,698
Banco de Bogota SA Senior Unsecured(b)
01/15/17	5.000%		1,000,000	1,032,763
Banco de Credito del Peru Subordinated Notes(b)(d)
10/15/22	7.170%	PEN	2,000,000	805,535
Bank of America Corp. Senior Unsecured
05/13/21	5.000%		12,850,000	12,795,747
Citigroup, Inc.
Senior Unsecured
01/15/15	6.010%		15,000	16,336
Citigroup, Inc.(c)
Senior Unsecured
01/14/22	4.500%		885,000	909,160
JPMorgan Chase & Co. Senior Unsecured
08/15/21	4.350%		2,840,000	2,979,720
Lloyds Banking Group PLC(b)(d)
11/29/49	6.267%		3,152,000	2,143,360
Morgan Stanley
Senior Unsecured
01/26/20	5.500%		500,000	496,581
07/28/21	5.500%		7,165,000	7,098,838
Total				33,003,988
Brokerage 0.5%
E*Trade Financial Corp.
Senior Unsecured PIK
11/30/17	12.500%		8,132,000	9,473,780
E*Trade Financial Corp.(c)
Senior Unsecured
12/01/15	7.875%		2,505,000	2,558,231
Total				12,032,011
Building Materials 0.7%
Building Materials Corp. of America Senior Notes(b)
05/01/21	6.750%		7,777,000	8,457,487
Gibraltar Industries, Inc.(c)(d)
12/01/15	8.000%		2,915,000	2,980,587
Interface, Inc.(c)
12/01/18	7.625%		1,002,000	1,095,938
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%		2,999,000	2,654,115
Nortek, Inc.(c)
12/01/18	10.000%		316,000	332,590
04/15/21	8.500%		1,994,000	1,929,195
Total				17,449,912

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Chemicals 1.6%
CF Industries, Inc.
05/01/18	6.875%	$4,204,000	$4,950,210
05/01/20	7.125%	716,000	875,310
Celanese U.S. Holdings LLC(c)
06/15/21	5.875%	177,000	192,930
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured(c)
02/01/18	8.875%	1,788,000	1,850,580
Ineos Finance PLC(b)
Senior Secured
05/15/15	9.000%	3,965,000	4,183,075
02/15/19	8.375%	3,266,000	3,470,125
JM Huber Corp. Senior Unsecured(b)(c)
11/01/19	9.875%	2,430,000	2,563,650
LyondellBasell Industries NV(b)(c)
11/15/21	6.000%	9,394,000	10,309,915
MacDermid, Inc.(b)(c)
04/15/17	9.500%	1,663,500	1,746,675
Momentive Performance Materials, Inc.(c)
06/15/14	12.500%	1,513,000	1,615,128
Nova Chemicals Corp.
Senior Unsecured
11/01/16	8.375%	1,330,000	1,482,950
11/01/19	8.625%	2,153,000	2,470,567
Polypore International, Inc.(c)
11/15/17	7.500%	2,710,000	2,838,725
Total			38,549,840
Commercial Banks 0.1%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	1,355,000	1,388,875
Construction Machinery 1.5%
CNH Capital LLC(b)(c)
11/01/16	6.250%	3,395,000	3,649,625
Case New Holland, Inc.(c)
12/01/17	7.875%	5,512,000	6,476,600
Columbus McKinnon Corp.
02/01/19	7.875%	950,000	995,125
Manitowoc Co., Inc. (The)(c)
02/15/18	9.500%	2,579,000	2,882,033
11/01/20	8.500%	1,950,000	2,174,250
Neff Rental LLC/Finance Corp. Secured(b)(c)
05/15/16	9.625%	4,296,000	4,242,300
RSC Equipment Rental, Inc./Holdings III LLC Senior Unsecured(c)
02/01/21	8.250%	1,450,000	1,537,000
UR Financing Escrow Corp(b)(e)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Construction Machinery (continued)
Secured
07/15/18	5.750%	$1,228,000	$1,255,630
Senior Unsecured
05/15/20	7.375%	1,015,000	1,040,375
04/15/22	7.625%	2,540,000	2,609,850
United Rentals North America, Inc.(c)
12/15/19	9.250%	5,225,000	5,786,687
09/15/20	8.375%	1,662,000	1,720,170
Xerium Technologies, Inc.(c)
06/15/18	8.875%	1,920,000	1,723,200
Total			36,092,845
Consumer Cyclical Services 0.1%
Goodman Networks, Inc. Senior Secured(b)
07/01/18	12.125%	2,134,000	2,171,345
Consumer Products 0.5%
Central Garden and Pet Co.
03/01/18	8.250%	1,720,000	1,754,400
Sealy Mattress Co.(c)
06/15/14	8.250%	2,942,000	2,780,190
Spectrum Brands Holdings, Inc.
Senior Secured
06/15/18	9.500%	5,694,000	6,491,160
Spectrum Brands Holdings, Inc.(b)
Senior Secured
06/15/18	9.500%	1,096,000	1,249,440
Total			12,275,190
Diversified Manufacturing 0.5%
Amsted Industries, Inc. Senior Notes(b)
03/15/18	8.125%	2,182,000	2,345,650
CPM Holdings, Inc. Senior Secured(d)
09/01/14	10.625%	2,833,000	3,052,557
Tomkins LLC/Inc. Secured(c)(d)
10/01/18	9.000%	3,719,000	4,109,495
WireCo WorldGroup, Inc.(b)(d)
05/15/17	10.250%	3,750,000	3,862,500
Total			13,370,202
Electric 3.4%
AES Corp. (The)
Senior Unsecured
10/15/17	8.000%	519,000	598,148
AES Corp. (The)(b)(c)
Senior Unsecured
07/01/21	7.375%	5,287,000	6,027,180

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Electric (continued)
Appalachian Power Co. Senior Unsecured(c)
03/30/21	4.600%	$360,000	$396,506
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	904,000	1,070,470
Atlantic Power Corp.(b)
11/15/18	9.000%	1,728,000	1,762,986
Calpine Corp. Senior Secured(b)(c)
02/15/21	7.500%	3,695,000	3,999,838
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%	500,000	665,579
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	895,000	1,257,741
DPL, Inc.(b)
Senior Unsecured
10/15/16	6.500%	1,303,000	1,420,270
DPL, Inc.(b)(c)
Senior Unsecured
10/15/21	7.250%	760,000	866,400
Dominion Resources, Inc.
Senior Unsecured
08/15/19	5.200%	3,904,000	4,550,436
Dominion Resources, Inc.(c)
Senior Unsecured
08/01/41	4.900%	1,045,000	1,165,376
Duke Energy Corp. Senior Unsecured
09/15/14	3.950%	3,930,000	4,218,560
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	3,585,000	4,259,686
Energy Future Holdings Corp. Senior Secured(d)
01/15/20	10.000%	2,294,000	2,480,388
Florida Power Corp. 1st Mortgage
06/15/38	6.400%	1,470,000	2,001,290
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	1,887,000	1,802,085
Ipalco Enterprises, Inc. Senior Secured(b)(c)
04/01/16	7.250%	2,415,000	2,686,688
Midwest Generation LLC Pass-Through Certificates(c)
01/02/16	8.560%	488,129	497,892

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Electric (continued)
NRG Energy, Inc.(c)
01/15/17	7.375%	$7,638,000	$7,924,425
Nevada Power Co.
05/15/18	6.500%	10,355,000	12,654,607
04/01/36	6.650%	950,000	1,259,883
Nevada Power Co.(c)
01/15/15	5.875%	4,060,000	4,534,939
08/01/18	6.500%	720,000	884,900
PacifiCorp 1st Mortgage
09/15/13	5.450%	255,000	272,157
Pacific Gas & Electric Co. Senior Unsecured(c)
10/01/20	3.500%	1,340,000	1,413,433
Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b)
11/02/16	6.875%	300,000	346,514
Sierra Pacific Power Co.
05/15/16	6.000%	3,020,000	3,526,801
TransAlta Corp. Senior Unsecured
05/15/18	6.650%	7,330,000	8,576,459
Total			83,121,637
Entertainment 0.3%
AMC Entertainment, Inc.
06/01/19	8.750%	2,188,000	2,280,990
AMC Entertainment, Inc.(c)
12/01/20	9.750%	2,995,000	2,800,325
Six Flags, Inc.(b)(f)(g)(h)
06/01/14	9.625%	1,557,000	—
Speedway Motorsports, Inc.
06/01/16	8.750%	815,000	899,556
Speedway Motorsports, Inc.(c)
02/01/19	6.750%	722,000	752,685
Vail Resorts, Inc.(c)
05/01/19	6.500%	623,000	647,920
Total			7,381,476
Food and Beverage 1.3%
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	855,000	1,051,358
Cott Beverages, Inc.
11/15/17	8.375%	1,185,000	1,303,500
Cott Beverages, Inc.(c)
09/01/18	8.125%	1,291,000	1,423,328
Kraft Foods, Inc.
Senior Unsecured
02/01/18	6.125%	14,587,000	17,486,312
08/23/18	6.125%	235,000	283,314
MHP SA(b)(c)
04/29/15	10.250%	3,204,000	3,081,044

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Food and Beverage (continued)
SABMiller Holdings, Inc.(b)
01/15/17	2.450%	$6,905,000	$7,040,131
Total			31,668,987
Gaming 1.7%
Caesars Entertainment Operating Co., Inc. Senior Secured(c)
06/01/17	11.250%	3,937,000	4,311,015
Caesars Operating Escrow LLC/Corp. Senior Secured(b)(c)
02/15/20	8.500%	2,203,000	2,247,060
Chester Downs & Marina LLC Senior Secured(b)(c)
02/01/20	9.250%	1,718,000	1,799,605
FireKeepers Development Authority Senior Secured(b)
05/01/15	13.875%	3,390,000	3,805,275
MGM Resorts International
Senior Secured
03/15/20	9.000%	5,811,000	6,508,320
MGM Resorts International(c)
07/15/15	6.625%	780,000	789,750
06/01/16	7.500%	995,000	1,012,413
03/01/18	11.375%	3,545,000	4,183,100
Penn National Gaming, Inc. Senior Subordinated Notes(c)
08/15/19	8.750%	3,147,000	3,532,507
ROC Finance LLC/Corp. Secured(b)
09/01/18	12.125%	2,529,000	2,794,545
Seminole Indian Tribe of Florida(b)
10/01/17	7.750%	444,000	481,740
10/01/20	7.804%	2,675,000	2,615,909
Senior Secured
10/01/20	6.535%	1,510,000	1,473,216
Seneca Gaming Corp.(b)
12/01/18	8.250%	2,909,000	2,981,725
Tunica-Biloxi Gaming Authority Senior Unsecured(b)
11/15/15	9.000%	2,397,000	2,331,083
Total			40,867,263
Gas Pipelines 2.5%
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	3,219,000	3,726,620
El Paso Corp.
Senior Unsecured
01/15/32	7.750%	6,853,000	8,159,853
El Paso Corp.(c)
Senior Unsecured
06/15/14	6.875%	1,495,000	1,618,065
06/01/18	7.250%	779,000	884,165

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Gas Pipelines (continued)
09/15/20	6.500%	$6,412,000	$7,053,200
Enterprise Products Operating LLC
06/01/15	3.700%	2,510,000	2,674,044
Enterprise Products Operating LLC(c)
02/15/42	5.700%	2,145,000	2,426,907
Kinder Morgan Energy Partners LP Senior Unsecured
01/15/38	6.950%	670,000	794,596
MarkWest Energy Partners LP/Finance Corp.(c)
06/15/22	6.250%	3,513,000	3,776,475
Nisource Finance Corp.
09/15/17	5.250%	9,425,000	10,490,100
Northwest Pipeline GP Senior Unsecured
04/15/17	5.950%	500,000	579,525
Plains All American Pipeline LP/Finance Corp.
05/01/19	8.750%	2,715,000	3,495,321
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	2,170,000	2,403,275
Regency Energy Partners LP/Finance Corp.(c)
12/01/18	6.875%	1,682,000	1,820,765
07/15/21	6.500%	3,807,000	4,140,112
Southern Natural Gas Co. Senior Unsecured(b)
04/01/17	5.900%	840,000	950,639
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	2,270,000	2,304,050
TransCanada PipeLines Ltd. Senior Unsecured
01/15/39	7.625%	575,000	849,624
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured(b)
08/15/41	5.400%	2,465,000	2,683,278
Total			60,830,614
Health Care 2.6%
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	662,523	698,962
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	1,625,000	1,738,750
CHS/Community Health Systems, Inc.(b)(c)
11/15/19	8.000%	2,605,000	2,767,812
ConvaTec Healthcare E SA Senior Unsecured(b)
12/15/18	10.500%	5,272,000	5,436,750
Emdeon, Inc.(b)
12/31/19	11.000%	2,635,000	2,951,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Health Care (continued)
Fresenius Medical Care U.S. Finance II, Inc.(b)
01/31/22	5.875%	$1,054,000	$1,111,970
Fresenius Medical Care U.S. Finance II, Inc.(b)(c)
07/31/19	5.625%	813,000	865,845
Fresenius Medical Care U.S. Finance, Inc.(b)(c)
09/15/18	6.500%	621,000	687,758
HCA, Inc.
Senior Secured
09/15/20	7.250%	7,979,000	8,697,110
HCA, Inc.(c)
02/15/22	7.500%	2,076,000	2,247,270
Senior Secured
02/15/20	6.500%	4,178,000	4,480,905
02/15/20	7.875%	1,665,000	1,835,662
Health Management Associates, Inc. Senior Unsecured(b)(c)
01/15/20	7.375%	1,539,000	1,604,408
Healthsouth Corp.
09/15/22	7.750%	321,000	349,088
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	2,015,000	1,924,325
Kinetic Concepts/KCI U.S.A., Inc.(b)
11/01/18	10.500%	2,502,000	2,602,080
11/01/19	12.500%	1,929,000	1,856,662
LifePoint Hospitals, Inc.
10/01/20	6.625%	1,002,000	1,077,150
Multiplan, Inc.(b)(c)
09/01/18	9.875%	3,145,000	3,420,187
Omnicare, Inc.(c)
06/01/20	7.750%	1,499,000	1,671,385
PSS World Medical, Inc.(b)
03/01/22	6.375%	409,000	425,360
Physio-Control International, Inc. Senior Secured(b)(c)
01/15/19	9.875%	2,066,000	2,169,300
Radnet Management, Inc.
04/01/18	10.375%	970,000	927,563
Rural/Metro Corp. Senior Unsecured(b)
07/15/19	10.125%	1,692,000	1,577,790
STHI Holding Corp. Secured(b)
03/15/18	8.000%	891,000	948,915
Tenet Healthcare Corp. Senior Secured(c)
07/01/19	8.875%	1,265,000	1,442,100
Vanguard Health Holding Co. II LLC/Inc.(c)
02/01/18	8.000%	6,289,000	6,619,172
02/01/19	7.750%	410,000	420,250
Total			62,555,729

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	$1,285,000	$1,413,500
WellPoint, Inc. Senior Unsecured
02/15/19	7.000%	960,000	1,221,482
Total			2,634,982
Home Construction 0.1%
KB Home
03/15/20	8.000%	1,053,000	1,071,428
Shea Homes LP/Funding Corp. Senior Secured(b)(c)
05/15/19	8.625%	1,535,000	1,550,350
Total			2,621,778
Independent Energy 3.7%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	8,505,000	9,846,434
Antero Resources Finance Corp.
12/01/17	9.375%	154,000	169,400
Antero Resources Finance Corp.(b)(c)
08/01/19	7.250%	221,000	233,155
Berry Petroleum Co.
Senior Subordinated Notes
11/01/16	8.250%	335,000	349,238
Senior Unsecured
06/01/14	10.250%	535,000	615,250
Berry Petroleum Co.(c)
Senior Unsecured
11/01/20	6.750%	760,000	807,500
Bill Barrett Corp.(c)
10/01/19	7.625%	2,132,000	2,227,940
Carrizo Oil & Gas, Inc.(c)
10/15/18	8.625%	4,451,000	4,629,040
Chaparral Energy, Inc.
10/01/20	9.875%	1,090,000	1,226,250
Chaparral Energy, Inc.(c)
09/01/21	8.250%	2,849,000	3,162,390
Chesapeake Energy Corp.(c)
08/15/20	6.625%	6,585,000	6,864,862
02/15/21	6.125%	4,711,000	4,775,776
Concho Resources, Inc.
01/15/21	7.000%	3,680,000	4,140,000
01/15/22	6.500%	1,059,000	1,175,490
Continental Resources, Inc.
10/01/20	7.375%	224,000	249,200
Continental Resources, Inc.(c)
10/01/19	8.250%	216,000	242,460
04/01/21	7.125%	3,095,000	3,450,925
Goodrich Petroleum Corp.(c)
03/15/19	8.875%	1,568,000	1,536,640

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Independent Energy (continued)
Kodiak Oil & Gas Corp.(b)
12/01/19	8.125%	$6,175,000	$6,607,250
Laredo Petroleum, Inc.
02/15/19	9.500%	6,085,000	6,708,713
MEG Energy Corp.(b)(c)
03/15/21	6.500%	2,610,000	2,792,700
National JSC Naftogaz of Ukraine Government Guaranteed
09/30/14	9.500%	5,625,000	5,524,603
Newfield Exploration Co. Senior Subordinated Notes(c)
02/01/20	6.875%	2,095,000	2,262,600
Oasis Petroleum, Inc.(c)
02/01/19	7.250%	3,349,000	3,549,940
11/01/21	6.500%	3,252,000	3,349,560
QEP Resources, Inc.(c)
Senior Unsecured
03/01/21	6.875%	3,280,000	3,624,400
QEP Resources, Inc.(e)
Senior Unsecured
10/01/22	5.375%	1,431,000	1,445,310
Range Resources Corp.
05/01/18	7.250%	369,000	393,446
05/15/19	8.000%	1,115,000	1,243,225
08/01/20	6.750%	2,335,000	2,556,825
Range Resources Corp.(c)
06/01/21	5.750%	385,000	411,950
Range Resources Corp.(e)
08/15/22	5.000%	527,000	532,270
SM Energy Co. Senior Unsecured(b)
11/15/21	6.500%	1,297,000	1,400,760
WPX Energy, Inc. Senior Unsecured(b)(c)
01/15/22	6.000%	2,205,000	2,276,663
Whiting Petroleum Corp.(c)
10/01/18	6.500%	156,000	167,895
Total			90,550,060
Integrated Energy 0.2%
Lukoil International Finance BV(b)
11/09/20	6.125%	2,300,000	2,409,727
Lukoil International Finance BV(b)(c)
11/05/19	7.250%	1,100,000	1,235,126
TNK-BP Finance SA(b)
03/13/18	7.875%	425,000	480,946
Total			4,125,799
Lodging 0.1%
Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured(c)
05/15/18	6.750%	2,106,000	2,448,225

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Media Cable 1.7%
CCO Holdings LLC/Capital Corp.
04/30/18	7.875%	$370,000	$402,375
04/30/20	8.125%	4,045,000	4,540,512
01/31/22	6.625%	458,000	488,915
CCO Holdings LLC/Capital Corp.(c)
01/15/19	7.000%	2,900,000	3,132,000
CSC Holdings LLC Senior Unsecured(b)(c)
11/15/21	6.750%	4,051,000	4,385,208
Cablevision Systems Corp. Senior Unsecured(c)
04/15/20	8.000%	1,175,000	1,318,938
Comcast Corp.
08/15/37	6.950%	3,430,000	4,529,963
DISH DBS Corp.
06/01/21	6.750%	7,824,000	8,684,640
DISH DBS Corp.(c)
09/01/19	7.875%	523,000	614,525
Nara Cable Funding Ltd. Senior Secured(b)(c)
12/01/18	8.875%	2,355,000	2,266,688
Quebecor Media, Inc. Senior Unsecured
03/15/16	7.750%	8,263,000	8,510,890
Time Warner Cable, Inc.(c)
05/01/17	5.850%	405,000	476,555
02/01/20	5.000%	650,000	729,812
UPCB Finance V Ltd. Senior Secured(b)(c)
11/15/21	7.250%	1,934,000	2,017,452
Videotron Ltee Senior Unsecured(b)(e)
07/15/22	5.000%	115,000	115,000
Virgin Media Finance PLC(e)
02/15/22	5.250%	295,000	300,900
Total			42,514,373
Media Non-Cable 3.8%
AMC Networks, Inc.(b)(c)
07/15/21	7.750%	5,832,000	6,502,680
Clear Channel Communications, Inc. Senior Secured(c)
03/01/21	9.000%	1,483,000	1,364,360
Clear Channel Worldwide Holdings, Inc.(b)(e)
03/15/20	7.625%	6,807,000	6,807,000
Clear Channel Worldwide Holdings, Inc.(c)
12/15/17	9.250%	5,749,000	6,323,900
Cumulus Media, Inc.(b)(c)
05/01/19	7.750%	2,303,000	2,251,182
Hughes Satellite Systems Corp.(c)
06/15/21	7.625%	1,245,000	1,350,825

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Media Non-Cable (continued)
Senior Secured
06/15/19	6.500%	$4,440,000	$4,706,400
Intelsat Jackson Holdings SA
06/15/16	11.250%	4,681,000	4,950,157
Intelsat Jackson Holdings SA(c)
04/01/19	7.250%	395,000	414,750
04/01/21	7.500%	2,660,000	2,812,950
Intelsat Luxembourg SA
PIK
02/04/17	11.500%	2,809,000	2,893,270
Intelsat Luxembourg SA(b)(c)
PIK
02/04/17	11.500%	1,943,000	1,981,860
Lamar Media Corp.(b)(c)
02/01/22	5.875%	2,098,000	2,189,788
Lamar Media Corp.(c)
04/15/18	7.875%	631,000	694,100
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	3,248,000	3,442,880
News America, Inc.
12/15/35	6.400%	150,000	175,252
02/15/41	6.150%	5,395,000	6,420,757
Nielsen Finance LLC/Co.(c)
10/15/18	7.750%	4,236,000	4,712,550
Salem Communications Corp. Secured
12/15/16	9.625%	4,167,000	4,594,117
Sinclair Television Group, Inc. Secured(b)
11/01/17	9.250%	7,032,000	7,858,260
TCM Sub LLC(b)
01/15/15	3.550%	5,510,000	5,818,721
Univision Communications, Inc.(b)
Senior Secured
11/01/20	7.875%	5,743,000	6,130,652
Univision Communications, Inc.(b)(c)
05/15/21	8.500%	1,455,000	1,444,088
Senior Secured
05/15/19	6.875%	2,100,000	2,142,000
XM Satellite Radio, Inc.(b)(c)
11/01/18	7.625%	3,273,000	3,583,935
Total			91,566,434
Metals 2.4%
Aleris International, Inc. Senior Unsecured(g)(h)
06/01/20	6.000%	3,093	3,248
Alpha Natural Resources, Inc.(c)
06/01/19	6.000%	3,295,000	3,229,100
06/01/21	6.250%	2,387,000	2,315,390
ArcelorMittal Senior Unsecured(c)
03/01/21	5.500%	6,465,000	6,389,715

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Metals (continued)
Arch Coal, Inc.(b)(c)
06/15/19	7.000%	$3,996,000	$3,996,000
06/15/21	7.250%	3,685,000	3,675,787
Calcipar SA Senior Secured(b)
05/01/18	6.875%	3,797,000	3,740,045
Consol Energy, Inc.
04/01/20	8.250%	5,929,000	6,462,610
Consol Energy, Inc.(c)
04/01/17	8.000%	1,116,000	1,213,650
FMG Resources August 2006 Proprietary Ltd.(b)(c)
11/01/15	7.000%	5,226,000	5,539,560
02/01/16	6.375%	1,855,000	1,919,925
02/01/18	6.875%	943,000	994,865
11/01/19	8.250%	4,304,000	4,734,400
JMC Steel Group Senior Notes(b)
03/15/18	8.250%	3,808,000	3,974,600
Novelis, Inc.
12/15/20	8.750%	522,000	582,030
Peabody Energy Corp.(b)
11/15/18	6.000%	3,227,000	3,380,282
11/15/21	6.250%	2,151,000	2,253,173
Rain CII Carbon LLC/Corp. Senior Secured(b)
12/01/18	8.000%	3,182,000	3,372,920
Total			57,777,300
Non-Captive Consumer 0.5%
SLM Corp.
Senior Notes
01/25/16	6.250%	2,434,000	2,543,530
Senior Unsecured
01/25/22	7.250%	2,682,000	2,832,863
SLM Corp.(c)
Senior Unsecured
03/25/20	8.000%	3,637,000	4,000,700
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	4,029,000	3,122,475
Total			12,499,568
Non-Captive Diversified 2.9%
Ally Financial, Inc.
09/15/20	7.500%	4,065,000	4,476,581
Ally Financial, Inc.(c)
02/15/17	5.500%	910,000	921,671
03/15/20	8.000%	12,243,000	13,865,197
CIT Group, Inc.(b)
Secured
02/15/19	5.500%	7,171,000	7,332,347
CIT Group, Inc.(b)(c)
Secured
02/15/15	4.750%	1,790,000	1,830,275
04/01/18	6.625%	3,125,000	3,398,438

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Non-Captive Diversified (continued)
Ford Motor Credit Co. LLC
Senior Unsecured
04/15/15	7.000%	$597,000	$662,670
05/15/18	5.000%	544,000	573,403
Ford Motor Credit Co. LLC(c)
Senior Unsecured
01/15/20	8.125%	9,515,000	11,864,701
02/01/21	5.750%	2,554,000	2,852,210
General Electric Capital Corp. Senior Unsecured(c)
10/17/21	4.650%	9,370,000	10,189,641
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	4,150,000	4,689,500
International Lease Finance Corp.(c)
Senior Unsecured
05/15/19	6.250%	1,589,000	1,611,022
12/15/20	8.250%	3,500,000	3,902,542
01/15/22	8.625%	2,266,000	2,547,802
Total			70,718,000
Oil Field Services 0.9%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	5,677,000	5,975,042
Gazstream SA for Gazprom OAO(b)
07/22/13	5.625%	8,299	8,600
Green Field Energy Services, Inc. Senior Secured(b)
11/15/16	13.000%	3,895,000	3,836,575
Novatek Finance Ltd. Senior Unsecured(b)(c)
02/03/21	6.604%	300,000	315,784
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	6,936,000	7,733,640
Oil States International, Inc.(c)
06/01/19	6.500%	3,301,000	3,548,575
Weatherford International Ltd.
03/15/13	5.150%	14,000	14,484
Total			21,432,700
Other Industry 0.1%
Interline Brands, Inc.(c)
11/15/18	7.000%	1,288,000	1,360,450

Packaging 1.0%
ARD Finance SA Senior Secured PIK(b)
06/01/18	11.125%	687,707	644,725

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Packaging (continued)
Ardagh Packaging Finance PLC(b)(c)
Senior Secured
10/15/17	7.375%	$3,932,000	$4,226,900
10/15/20	9.125%	2,771,000	2,930,333
Ball Corp.(e)
03/15/22	5.000%	709,000	724,953
Berry Plastics Corp. Secured(c)
01/15/21	9.750%	583,000	623,810
Reynolds Group Issuer, Inc./LLC(b)
Senior Secured
04/15/19	7.125%	2,868,000	3,032,910
Reynolds Group Issuer, Inc./LLC(b)(c)
Senior Secured
08/15/19	7.875%	5,224,000	5,720,280
Senior Unsecured
08/15/19	9.875%	7,370,000	7,618,737
Total			25,522,648
Paper 0.2%
Cascades, Inc.(c)
12/15/17	7.750%	2,490,000	2,552,250
Verso Paper Holdings LLC/Inc.
Senior Secured
07/01/14	11.500%	1,386,000	1,413,720
Verso Paper Holdings LLC/Inc.(c)
Secured
02/01/19	8.750%	784,000	388,080
Total			4,354,050
Pharmaceuticals 0.6%
Endo Pharmaceuticals Holdings, Inc.(c)
01/15/22	7.250%	1,171,000	1,302,738
Grifols, Inc.
02/01/18	8.250%	3,065,000	3,325,525
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(b)(c)
12/01/19	9.500%	912,000	997,500
Mylan, Inc.(b)
11/15/18	6.000%	6,169,000	6,454,316
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	1,439,000	1,525,340
Total			13,605,419
Railroads 0.2%
CSX Corp. Senior Unsecured
04/15/41	5.500%	3,205,000	3,703,682
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	1,440,000	1,731,197
Total			5,434,879

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
REITs —%
Duke Realty LP Senior Unsecured
08/15/19	8.250%		$200	$249
Restaurants 0.3%
Yum! Brands, Inc. Senior Unsecured
09/15/19	5.300%		5,417,000	6,150,505
Retailers 1.2%
99 Cents Only Stores(b)
12/15/19	11.000%		1,316,000	1,391,670
AutoNation, Inc.(c)
02/01/20	5.500%		1,061,000	1,098,135
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%		1,275,000	1,241,668
Burlington Coat Factory Warehouse Corp.(c)
02/15/19	10.000%		1,479,000	1,517,824
Limited Brands, Inc.
04/01/21	6.625%		4,690,000	5,159,000
Senior Notes
02/15/22	5.625%		1,832,000	1,886,960
QVC, Inc.(b)
Senior Secured
10/01/19	7.500%		1,146,000	1,269,195
QVC, Inc.(b)(c)
Senior Secured
04/15/17	7.125%		1,493,000	1,604,975
Rite Aid Corp.(b)(c)
Senior Notes
03/15/20	9.250%		3,143,000	3,182,287
Rite Aid Corp.(c)
06/15/17	9.500%		2,492,000	2,529,380
Senior Secured
08/15/20	8.000%		4,650,000	5,301,000
Senior Unsecured
02/15/27	7.700%		1,352,000	1,176,240
Sally Holdings LLC/Capital, Inc.(b)(c)
11/15/19	6.875%		1,217,000	1,308,275
Total				28,666,609
Sovereign 0.2%
Morgan Stanley
Senior Unsecured
10/22/20	11.500%	BRL	6,285,000	3,589,001
Morgan Stanley(b)
Senior Unsecured
05/03/17	10.090%	BRL	400,000	219,537
Total				3,808,538

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes(a) (continued)
Supranational 0.4%
European Investment Bank
Senior Unsecured
06/20/17	1.400%	JPY	446,000,000	$5,743,211
01/18/27	2.150%	JPY	29,100,000	372,476
International Finance Corp.
02/28/13	7.500%	AUD	2,675,000	2,956,195
Total				9,071,882
Technology 1.9%
Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	2,395,000		2,586,600
Amkor Technology, Inc.(c)
Senior Unsecured
06/01/21	6.625%	4,190,000		4,378,550
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	74,000		77,885
01/15/20	6.875%	1,817,000		2,030,497
CDW LLC / Finance Corp.
Senior Secured
12/15/18	8.000%	2,247,000		2,437,995
CDW LLC / Finance Corp.(c)
04/01/19	8.500%	4,254,000		4,541,145
CDW LLC/Finance Corp.(b)
04/01/19	8.500%	895,000		955,413
Cardtronics, Inc.
09/01/18	8.250%	2,916,000		3,222,180
CommScope, Inc.(b)(c)
01/15/19	8.250%	1,903,000		2,002,907
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	1,055,000		1,168,413
First Data Corp.
PIK
09/24/15	10.550%	1,977,000		2,036,310
First Data Corp.(b)
Senior Secured
08/15/20	8.875%	3,745,000		4,053,962
First Data Corp.(c)
01/15/21	12.625%	1,904,000		1,999,200
Freescale Semiconductor, Inc.(b)
Senior Secured
04/15/18	9.250%	3,027,000		3,329,700
Freescale Semiconductor, Inc.(c)
08/01/20	10.750%	850,000		939,250
Interactive Data Corp.(c)
08/01/18	10.250%	4,310,000		4,859,525
NXP BV/Funding LLC Senior Secured(b)(c)
08/01/18	9.750%	5,925,000		6,695,250
Total				47,314,782

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(c)
01/15/19	8.250%	$1,775,000	$1,850,438
03/15/20	9.750%	1,330,000	1,456,350
CEVA Group PLC(b)
12/01/17	8.375%	1,024,000	1,021,440
ERAC U.S.A. Finance LLC(b)
10/01/20	5.250%	1,150,000	1,255,391
10/15/37	7.000%	402,000	479,155
Hertz Corp. (The)(c)
01/15/21	7.375%	2,028,000	2,195,310
Total			8,258,084
Wireless 2.3%
Cricket Communications, Inc.(c)
10/15/20	7.750%	1,574,000	1,566,130
Senior Secured
05/15/16	7.750%	7,772,000	8,277,180
MetroPCS Wireless, Inc.(c)
09/01/18	7.875%	2,415,000	2,587,069
11/15/20	6.625%	535,000	551,050
NII Capital Corp.(c)
04/01/21	7.625%	2,763,000	2,825,168
SBA Telecommunications, Inc.
08/15/16	8.000%	780,000	840,450
SBA Telecommunications, Inc.(c)
08/15/19	8.250%	3,455,000	3,800,500
Sprint Capital Corp.(c)
11/15/28	6.875%	12,091,000	9,430,980
Sprint Nextel Corp.(b)(c)
11/15/18	9.000%	9,383,000	10,462,045
Sprint Nextel Corp.(b)(e)
03/01/20	7.000%	1,261,000	1,281,491
Senior Unsecured
03/01/17	9.125%	330,000	331,650
UPCB Finance VI Ltd. Senior Secured(b)(c)
01/15/22	6.875%	2,535,000	2,620,469
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	2,005,000	1,974,953
VimpelCom Holdings BV(b)
03/01/22	7.504%	1,000,000	980,500
Wind Acquisition Finance SA Senior Secured(b)
02/15/18	7.250%	9,536,000	9,345,280
Total			56,874,915
Wirelines 2.6%
AT&T, Inc.
Senior Unsecured
02/15/39	6.550%	2,715,000	3,462,154
AT&T, Inc.(c)
Senior Unsecured
08/15/41	5.550%	2,905,000	3,409,447

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Wirelines (continued)
Embarq Corp.
Senior Unsecured
06/01/16	7.082%	$6,150,000	$6,850,091
06/01/36	7.995%	5,370,000	5,738,011
Frontier Communications Corp.
Senior Unsecured
10/01/18	8.125%	935,000	1,007,463
Frontier Communications Corp.(c)
Senior Unsecured
04/15/15	7.875%	104,000	111,540
04/15/17	8.250%	260,000	280,800
04/15/20	8.500%	2,480,000	2,684,600
04/15/22	8.750%	953,000	1,036,388
Integra Telecom Holdings, Inc. Senior Secured(b)(c)
04/15/16	10.750%	1,303,000	1,133,610
Level 3 Communications, Inc. Senior Unsecured(c)
02/01/19	11.875%	2,857,000	3,249,838
Level 3 Financing, Inc.
02/15/17	8.750%	1,094,000	1,143,230
Level 3 Financing, Inc.(b)
Senior Unsecured
07/01/19	8.125%	1,656,000	1,734,660
Level 3 Financing, Inc.(c)
02/01/18	10.000%	1,620,000	1,786,050
04/01/19	9.375%	2,778,000	3,069,690
PAETEC Holding Corp.
12/01/18	9.875%	3,015,000	3,376,800
Senior Secured
06/30/17	8.875%	5,158,000	5,622,220
Qtel International Finance Ltd.(b)
06/10/19	7.875%	600,000	738,135
10/19/25	5.000%	1,900,000	1,939,982
Telefonica Emisiones SAU
04/27/15	3.729%	7,335,000	7,368,939
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	4,725,000	5,643,455
Windstream Corp.
11/01/17	7.875%	400,000	451,000
09/01/18	8.125%	1,485,000	1,626,075
Windstream Corp.(c)
03/15/19	7.000%	395,000	408,825
Total			63,873,003
Total Corporate Bonds & Notes (Cost: $1,118,287,240)			$1,182,662,897

Residential Mortgage-Backed Securities - Agency 5.7%
Federal Home Loan Mortgage Corp.(d)(i)(j)
CMO IO Series 2957 Class SW
04/15/35	5.752%	13,001,228	1,922,388

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 3122 Class IS
03/15/36	6.452%	$11,640,986	$1,867,645
CMO IO Series 3550 Class EI
07/15/39	6.152%	14,294,120	2,431,651
CMO IO Series 3761 Class KS
06/15/40	5.752%	13,527,476	2,015,038
CMO IO Series 3966 Class SA
12/15/41	5.652%	19,697,229	3,863,619
CMO IO Series 3998 Class GS(h)
05/15/36	6.300%	9,873,200	2,110,396
Federal Home Loan Mortgage Corp.(i)
05/01/21-06/01/36	5.000%	5,366,573	5,795,247
01/01/20	10.500%	4,056	4,078
Federal National Mortgage Association(d)(i)(j)
CMO IO Series 2006-5 Class N2
02/25/35	2.014%	9,998,466	547,305
CMO IO Series 2010-135 Class MS
12/25/40	5.706%	7,197,525	1,325,588
Federal National Mortgage Association(e)(i)
04/01/27	2.500%	15,000,000	15,281,250
05/01/27	3.000%	15,000,000	15,480,468
03/01/42	3.500%	7,000,000	7,234,062
Federal National Mortgage Association(i)
05/01/41	4.000%	20,792,021	21,774,768
12/01/20	4.500%	249,838	268,412
05/01/33-09/01/37	5.000%	5,938,146	6,418,156
02/01/35-11/01/36	5.500%	4,107,690	4,480,359
04/01/34-08/01/37	6.000%	13,417,029	14,784,554
12/01/31-05/01/33	6.500%	58,836	67,130
07/01/38	7.000%	349,071	397,530
04/01/14	10.000%	17,455	17,727
Federal National Mortgage Association(i)(k)
07/01/40	4.500%	14,667,770	15,844,139
11/01/36	6.500%	10,011,261	11,334,847
10/01/37	7.000%	332,135	378,210
Government National Mortgage Association(d)(i)(j)
CMO IO Series 2010-108 Class PI
02/20/38	5.855%	16,162,997	2,308,655
Government National Mortgage Association(i)
08/15/13	11.750%	1,716	1,725
Government National Mortgage Association(i)(j)
CMO IO Series 2010-167 Class GI
02/20/38	4.000%	8,819,319	1,160,822
Total Residential Mortgage-Backed Securities - Agency (Cost: $133,925,735)			$139,115,769

Residential Mortgage-Backed Securities - Non-Agency 2.2%
BCAP LLC Trust(b)(d)(i)
CMO Series 2010-RR7 Class 17A7
03/26/36	5.042%	1,769,159	1,404,247

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
BCAP LLC Trust(b)(i)
CMO Series 2010-RR7 Class 8A6
05/26/35	5.500%	$2,640,000	$2,607,507
Castle Peak Loan Trust(b)(i)
CMO Series 2010-NPL1 Class A
12/25/50	7.750%	1,353,246	1,353,246
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	5,618,820	5,599,155
Citigroup Mortgage Loan Trust, Inc.(b)(d)(i)
CMO Series 2009-3 Class 4A3
10/25/33	2.448%	6,105,977	3,950,106
CMO Series 2009-4 Class 9A2
03/25/36	4.535%	3,040,248	2,332,691
CMO Series 2010-6 Class 2A2
09/25/35	2.688%	1,143,314	749,133
CMO Series 2010-6 Class 3A2
07/25/36	2.721%	4,920,000	4,563,643
CMO Series 2010-7 Class 3A4
12/25/35	7.097%	2,185,000	2,279,094
Credit Suisse Mortgage Capital Certificates(b)(d)(i)
CMO Series 2010-17R Class 1A2
06/26/36	2.496%	2,810,000	1,705,614
Series 2011-4R Class 4A7
08/27/37	4.000%	8,522,738	8,276,095
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7(i)
04/25/33	5.500%	3,781,966	3,882,836
JPMorgan Reremic CMO Series 2010-5 Class 1A6(b)(d)(i)
04/26/37	4.500%	1,312,000	1,337,195
PennyMac Loan Trust Series 2011-NPL1 Class A(b)(d)(i)
09/25/51	5.250%	921,277	923,687
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4(b)(d)(i)
06/27/32	4.000%	3,002,711	3,011,928
Wells Fargo Mortgage-Backed Securities Trust(i)
CMO Series 2005-14 Class 2A1
12/25/35	5.500%	545,522	534,669
CMO Series 2005-18 Class 2A6
01/25/36	5.500%	2,659,617	2,689,020
CMO Series 2005-9 Class 2A5
10/25/35	5.250%	5,228,711	5,311,915
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $53,807,490)			$52,511,781

Commercial Mortgage-Backed Securities - Non-Agency 2.4%
Bear Stearns Commercial Mortgage Securities(d)(i)
Series 2005-T18 Class A4
02/13/42	4.933%	1,705,000	1,857,193
Bear Stearns Commercial Mortgage Securities(i)
Series 2006-PW14 Class A4
12/11/38	5.201%	5,000,000	5,613,165

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1(i)
05/15/36	3.819%	$558,714	$569,061
GS Mortgage Securities Corp. II(c)(i)
Series 2005-GG4 Class A4A
07/10/39	4.751%	4,825,000	5,246,773
GS Mortgage Securities Corp. II(d)(i)
Series 2006-GG6 Class A4
04/10/38	5.553%	4,898,000	5,455,265
Greenwich Capital Commercial Funding Corp.(d)(i)
Series 2004-GG1 Class A7
06/10/36	5.317%	1,395,000	1,492,251
Greenwich Capital Commercial Funding Corp.(i)
Series 2003-C2 Class A3
01/05/36	4.533%	283,452	284,842
Series 2007-GG11 Class A1
12/10/49	5.358%	134,468	135,037
Series 2007-GG9 Class A4
03/10/39	5.444%	5,650,000	6,272,636
JPMorgan Chase Commercial Mortgage Securities Corp.(d)(i)
Series 2005-LDP4 Class AM
10/15/42	4.999%	1,000,000	1,073,627
JPMorgan Chase Commercial Mortgage Securities Corp.(i)
Series 2003-CB6 Class A1
07/12/37	4.393%	251,453	253,398
Series 2007-CB18 Class A4
06/12/47	5.440%	4,000,000	4,496,556
Series 2011-C5 Class A2
08/15/46	3.149%	3,140,000	3,274,190
Morgan Stanley Capital I Series 2005-HQ6 Class A4A(i)
08/13/42	4.989%	4,825,000	5,309,469
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A(b)(c)(d)(i)
08/15/45	5.788%	9,600,000	10,931,069
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3(d)(i)
08/15/39	5.662%	50,000	53,831
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4(c)(d)(i)
10/15/44	5.204%	4,825,000	5,341,646
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $51,633,883)			$57,660,009

Asset-Backed Securities - Non-Agency 0.2%
DT Auto Owner Trust Series 2009-1 Class A1(b)
10/15/15	2.980%	230,557	230,557
GMAC Mortgage Corp Loan Trust Series 2004-HE5 Class A5(FGIC)(d)
09/25/34	5.865%	2,033,769	1,517,906

Issuer	Coupon Rate	Principal Amount		Value

Asset-Backed Securities - Non-Agency (continued)
Santander Drive Auto Receivables Trust Series 2010-2 Class A2
08/15/13	0.950%		$313,211	$313,454
Structured Asset Securities Corp. Series 2007-GEL2 Class A1(b)(d)
05/25/37	0.394%	2,312,334		2,186,782
Total Asset-Backed Securities - Non-Agency (Cost: $4,808,287)				$4,248,699

Inflation-Indexed Bonds 3.1%
U.S. Treasury Inflation-Indexed Bond
01/15/21	1.125%	10,574,207		12,084,337
02/15/41	2.125%	20,945,116		28,951,721
U.S. Treasury Inflation-Indexed Bond(c)
04/15/14	1.250%	15,333,969		16,359,428
Uruguay Government International Bond
04/05/27	4.250%	UYU	220,767,442	12,127,732
06/26/37	3.700%	UYU	64,164,075	3,285,089
Senior Unsecured
12/15/28	4.375%	UYU	56,404,957	3,171,242
Total Inflation-Indexed Bonds (Cost: $66,783,933)				$75,979,549

U.S. Treasury Obligations 5.2%
U.S. Treasury(c)
12/31/13	0.125%	57,645,000		57,467,107
07/31/16	1.500%	14,000,000		14,453,908
02/15/22	2.000%	11,500,000		11,523,356
11/15/41	3.125%	37,810,000		38,123,105
U.S. Treasury(c)(l)
STRIPS
11/15/13	0.000%	2,250,000		2,238,145
U.S. Treasury(l)
STRIPS
05/15/23	0.000%	4,550,000		3,490,182
Total U.S. Treasury Obligations (Cost: $125,773,862)				$127,295,803

Foreign Government Obligations(a) 23.9%
ARGENTINA 0.8%
Argentina Boden Bonds Senior Unsecured(c)
10/03/15	7.000%	3,275,000		3,176,750
Argentina Bonar Bonds Senior Unsecured(c)
04/17/17	7.000%	2,660,000		2,360,750
Argentina Republic Government International Bond Senior Unsecured(d)
12/15/35	4.383%	3,250,000		442,000

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(a) (continued)
ARGENTINA (CONTINUED)
Argentine Republic Government International Bond Senior Unsecured
12/31/33	8.280%	$10,537,099		$8,324,308
Provincia de Buenos Aires(b)
Senior Unsecured
10/05/15	11.750%	280,000		263,233
01/26/21	10.875%	2,490,000		1,979,933
Provincia de Cordoba Senior Unsecured(b)
08/17/17	12.375%	3,670,000		3,358,050
Total				19,905,024
AUSTRALIA 0.6%
New South Wales Treasury Corp. Local Government Guaranteed
05/01/12	6.000%	AUD	2,760,000	2,967,665
Treasury Corp. of Victoria
Local Government Guaranteed
11/15/16	5.750%	AUD	4,600,000	5,195,180
06/15/20	6.000%	AUD	5,180,000	5,999,328
Total				14,162,173
BRAZIL 1.5%
Banco Nacional de Desenvolvimento Economico e Social(b)
07/12/20	5.500%	850,000		935,000
Brazil Notas do Tesouro Nacional
01/01/13	10.000%	BRL	4,280,000	2,546,362
Series F
01/01/17	10.000%	BRL	440,000	253,411
Brazilian Government International Bond
01/20/34	8.250%	6,260,000		9,624,750
08/17/40	11.000%	3,200,000		4,259,200
Senior Unsecured
01/05/22	12.500%	BRL	10,275,000	7,673,715
Petrobras International Finance Co.
03/15/19	7.875%	7,880,000		9,692,400
01/27/21	5.375%	2,200,000		2,348,137
Total				37,332,975
CANADA 0.8%
Canadian Government Bond
06/01/19	3.750%	CAD	14,000,000	16,100,885
06/01/23	8.000%	CAD	2,100,000	3,360,488
Total				19,461,373
CHILE —%
Empresa Nacional del Petroleo Senior Unsecured(b)(c)
07/08/19	6.250%	600,000		678,764

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(a) (continued)
COLOMBIA 1.0%
Bogota Distrito Capital Senior Unsecured(b)
07/26/28	9.750%	COP	200,000,000	$153,679
Colombia Government International Bond
Senior Unsecured
01/18/41	6.125%	4,200,000		5,120,535
Colombia Government International Bond(c)
Senior Unsecured
05/21/24	8.125%	1,890,000		2,679,075
Corp. Andina de Fomento Senior Unsecured(c)
06/04/19	8.125%	900,000		1,114,383
Ecopetrol SA Senior Unsecured
07/23/19	7.625%	3,855,000		4,828,387
Empresa de Energia de Bogota SA Senior Unsecured(b)(c)
11/10/21	6.125%	2,725,000		2,856,890
Empresas Publicas de Medellin ESP(b)
Senior Unsecured
02/01/21	8.375%	COP	11,190,000,000	6,642,017
Empresas Publicas de Medellin ESP(b)(c)
Senior Unsecured
07/29/19	7.625%	100,000		119,250
Republic of Colombia Senior Unsecured
06/28/27	9.850%	COP	300,000,000	237,365
Total				23,751,581
DOMINICAN REPUBLIC 0.2%
Dominican Republic International Bond(b)
Senior Unsecured
05/06/21	7.500%	2,175,000		2,196,028
04/20/27	8.625%	2,900,000		3,023,250
Total				5,219,278
EL SALVADOR 0.1%
El Salvador Government International Bond(b)
Senior Unsecured
04/10/32	8.250%	400,000		436,000
02/01/41	7.625%	1,500,000		1,483,500
El Salvador Government International Bond(b)(c)
Senior Unsecured
06/15/35	7.650%	490,000		501,515
Total				2,421,015
FINLAND 0.2%
Finland Government Bond Senior Unsecured
07/04/15	4.250%	EUR	2,720,000	4,031,574

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(a) (continued)
FRANCE 1.0%
France Government Bond OAT
04/25/13	4.000%	EUR	5,300,000	$7,347,942
10/25/18	4.250%	EUR	2,600,000	3,879,310
04/25/29	5.500%	EUR	5,920,000	9,811,693
French Treasury Note
07/12/15	2.000%	EUR	2,770,000	3,796,644
Total				24,835,589
GERMANY 1.4%
Bundesrepublik Deutschland
06/20/16	6.000%	EUR	12,600,000	20,517,710
07/04/17	4.250%	EUR	1,850,000	2,894,065
01/04/18	4.000%	EUR	1,180,000	1,837,486
01/04/19	3.750%	EUR	3,500,000	5,433,384
07/04/21	3.250%	EUR	980,000	1,476,563
07/04/34	4.750%	EUR	55,000	100,770
KFW
01/20/14	1.350%	JPY	63,000,000	791,896
Total				33,051,874
INDONESIA 2.0%
Indonesia Government International Bond(b)
Senior Unsecured
05/04/14	10.375%	6,180,000		7,246,050
04/20/15	7.250%	3,000,000		3,442,500
03/13/20	5.875%	11,125,000		12,849,375
01/17/38	7.750%	1,400,000		1,974,000
Indonesia Treasury Bond
Senior Unsecured
09/15/19	11.500%	IDR	22,600,000,000	3,419,222
11/15/20	11.000%	IDR	2,000,000,000	302,108
06/15/21	12.800%	IDR	17,200,000,000	2,880,151
07/15/22	10.250%	IDR	2,900,000,000	430,271
09/15/25	11.000%	IDR	67,700,000,000	10,918,674
Majapahit Holding BV(b)
06/28/17	7.250%	562,000		648,386
06/29/37	7.875%	2,780,000		3,523,650
Majapahit Holding BV(b)(c)
01/20/20	7.750%	1,100,000		1,333,138
Perusahaan Penerbit SBSN Senior Unsecured(b)
04/23/14	8.800%	700,000		792,750
Total				49,760,275
JAPAN 0.6%
Japan Government 10-Year Bond Senior Unsecured
09/20/18	1.500%	JPY	330,000,000	4,316,898
Japan Government 20-Year Bond Senior Unsecured
09/20/26	2.200%	JPY	710,000,000	9,591,682
Total				13,908,580

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(a) (continued)
KAZAKHSTAN 0.5%
KazMunayGas National Co.(b)
Senior Unsecured
01/23/15	11.750%	$400,000		$485,000
07/02/18	9.125%	6,780,000		8,381,775
05/05/20	7.000%	400,000		458,345
04/09/21	6.375%	2,500,000		2,731,250
Total				12,056,370
LATVIA —%
Republic of Latvia Senior Unsecured(b)(c)
06/16/21	5.250%	1,250,000		1,194,617
LITHUANIA 0.2%
Lithuania Government International Bond(b)
Senior Unsecured
09/14/17	5.125%	2,150,000		2,186,331
Lithuania Government International Bond(b)(c)
Senior Unsecured
03/09/21	6.125%	1,550,000		1,624,589
02/01/22	6.625%	1,550,000		1,663,708
Total				5,474,628
MEXICO 2.3%
Mexican Bonos
12/20/12	9.000%	MXN	5,300,000	4,268,565
12/17/15	8.000%	MXN	1,485,000	1,267,529
12/15/16	7.250%	MXN	659,000	555,133
12/14/17	7.750%	MXN	950,000	823,087
12/13/18	8.500%	MXN	5,586,000	5,044,639
06/09/22	6.500%	MXN	5,200,000	4,110,208
06/03/27	7.500%	MXN	4,069,000	3,330,476
Mexico Government International Bond(c)
Senior Unsecured
09/15/16	11.375%	3,835,000		5,407,350
01/15/20	5.125%	1,035,000		1,182,488
01/11/40	6.050%	3,350,000		4,078,625
Pemex Finance Ltd.
Senior Unsecured
11/15/18	9.150%	2,485,000		3,043,059
Senior Unsecured (NPFGC)
08/15/17	10.610%	1,650,000		2,030,245
Pemex Project Funding Master Trust
03/01/18	5.750%	9,870,000		11,005,050
01/21/21	5.500%	3,750,000		4,113,000
06/15/35	6.625%	870,000		991,800
Pemex Project Funding Master Trust(c)
06/15/38	6.625%	450,000		513,000
Petroleos Mexicanos
05/03/19	8.000%	600,000		750,000
06/02/41	6.500%	2,000,000		2,260,800
Petroleos Mexicanos(b)
06/02/41	6.500%	500,000		565,200
Total				55,340,254

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(a) (continued)
NETHERLANDS 0.3%
Netherlands Government Bond
07/15/16	4.000%	EUR	5,135,000	$7,687,634
NEW ZEALAND 0.2%
New Zealand Government Bond Senior Unsecured
05/15/21	6.000%	NZD	6,150,000	5,858,335
NORWAY 0.7%
Norway Government Bond
05/15/13	6.500%	NOK	655,000	123,831
05/19/17	4.250%	NOK	87,185,000	17,353,081
Total				17,476,912
PERU 0.5%
Corp. Financiera de Desarrollo SA Senior Unsecured(b)(c)
02/08/22	4.750%	2,900,000		2,917,980
Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates(b)(l)
05/31/18	0.000%	2,032,867		1,727,937
Peruvian Government International Bond(b)
Senior Unsecured
08/12/20	7.840%	PEN	3,100,000	1,342,483
Peruvian Government International Bond(c)
Senior Unsecured
11/21/33	8.750%	4,508,000		6,935,558
Total				12,923,958
PHILIPPINES 0.6%
Philippine Government International Bond
Senior Unsecured
01/15/19	9.875%	70,000		99,925
01/20/20	6.500%	1,000,000		1,220,000
01/15/21	4.000%	3,489,000		3,654,727
03/30/26	5.500%	3,825,000		4,393,969
01/14/31	7.750%	200,000		279,750
01/14/36	6.250%	PHP	112,000,000	2,903,146
Power Sector Assets & Liabilities Management Corp.(b)
Government Guaranteed
05/27/19	7.250%	1,210,000		1,500,400
12/02/24	7.390%	1,390,000		1,780,646
Total				15,832,563
POLAND 0.8%
Poland Government Bond
10/24/15	6.250%	PLN	24,300,000	8,213,598
10/25/17	5.250%	PLN	3,655,000	1,193,421
10/25/19	5.500%	PLN	8,700,000	2,842,387
Poland Government International Bond
Senior Unsecured
07/15/19	6.375%	1,470,000		1,719,900

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(a) (continued)
POLAND (CONTINUED)
04/21/21	5.125%	$2,000,000	$2,142,500
03/23/22	5.000%	2,950,000	3,130,835
Total			19,242,641
QATAR 0.2%
Nakilat, Inc. Senior Secured(b)
12/31/33	6.067%	3,260,000	3,504,500
Qatar Government International Bond Senior Unsecured(b)
01/20/22	4.500%	1,000,000	1,040,000
Total			4,544,500
REPUBLIC OF NAMIBIA 0.1%
Namibia International Bonds Senior Unsecured(b)
11/03/21	5.500%	1,700,000	1,755,250
ROMANIA 0.1%
Romanian Government International Bond Senior Unsecured(b)
02/07/22	6.750%	1,700,000	1,748,088
RUSSIAN FEDERATION 2.0%
Gazprom OAO Via Gaz Capital SA(b)
Senior Unsecured
11/22/16	6.212%	400,000	437,000
04/11/18	8.146%	4,535,000	5,345,631
08/16/37	7.288%	300,000	334,125
Gazprom OAO Via Gaz Capital SA(b)(c)
Senior Unsecured
01/23/21	5.999%	4,000,000	4,215,000
03/07/22	6.510%	4,535,000	4,965,825
Russian Foreign Bond - Eurobond(b)
Senior Unsecured
04/29/20	5.000%	1,200,000	1,284,000
Russian Foreign Bond - Eurobond(b)(d)
Senior Unsecured
03/31/30	7.500%	2,408,975	2,872,703
Russian Foreign Bond - Eurobond(d)
Senior Unsecured
03/31/30	7.500%	18,545,350	22,115,330
Sberbank of Russia Via SB Capital SA Senior Notes(b)(c)
02/07/22	6.125%	1,400,000	1,423,598
Vnesheconombank Via VEB Finance PLC Senior Unsecured(b)
11/22/25	6.800%	5,810,000	5,911,675
Total			48,904,887

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)
SOUTH AFRICA 0.1%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%	$1,800,000		$1,876,500
SOUTH KOREA 0.2%
Export-Import Bank of Korea Senior Unsecured
04/11/22	5.000%		3,900,000	4,096,677
SWEDEN 0.8%
Sweden Government Bond
08/12/17	3.750%	SEK	108,600,000	18,360,963
TRINIDAD AND TOBAGO 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b)
08/14/19	9.750%		2,040,000	2,472,665
TURKEY 1.1%
Turkey Government International Bond
01/14/41	6.000%		2,200,000	2,153,250
Senior Unsecured
09/26/16	7.000%		2,735,000	3,063,200
11/07/19	7.500%		1,300,000	1,525,875
06/05/20	7.000%		850,000	971,125
03/30/21	5.625%		7,250,000	7,540,000
09/26/22	6.250%		550,000	589,875
02/05/25	7.375%		8,680,000	10,125,220
03/17/36	6.875%		230,000	251,275
05/30/40	6.750%		1,500,000	1,608,750
Total				27,828,570
UKRAINE 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Unsecured(b)
07/11/16	9.375%		1,300,000	1,122,989
Ukraine Government International Bond Senior Unsecured(b)
06/26/12	6.385%		250,000	250,876
Total				1,373,865
UNITED ARAB EMIRATES 0.2%
Abu Dhabi National Energy Co. Senior Unsecured(b)
12/13/21	5.875%		1,300,000	1,363,306

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(a) (continued)
UNITED ARAB EMIRATES (CONTINUED)
Dolphin Energy Ltd. Senior Secured(b)(c)
12/15/21	5.500%	$3,050,000		$3,172,343
Total				4,535,649
UNITED KINGDOM 0.8%
United Kingdom Gilt
03/07/19	4.500%	GBP	800,000	1,530,255
09/07/19	3.750%	GBP	3,200,000	5,858,891
09/07/21	3.750%	GBP	1,500,000	2,734,208
03/07/25	5.000%	GBP	4,510,000	9,189,831
Total				19,313,185
URUGUAY 0.2%
Uruguay Government International Bond
Senior Unsecured
03/21/36	7.625%	725,000		1,001,225
Senior Unsecured PIK
01/15/33	7.875%	1,940,000		2,701,450
Total				3,702,675
VENEZUELA 1.6%
Petroleos de Venezuela SA
04/12/17	5.250%	11,540,000		9,174,300
11/02/17	8.500%	8,835,000		8,084,025
Senior Unsecured
10/28/15	5.000%	799,500		677,576
Petroleos de Venezuela SA(c)
02/17/22	12.750%	1,600,000		1,644,000
Venezuela Government International Bond
Senior Unsecured
05/07/23	9.000%	16,324,000		14,063,126
Venezuela Government International Bond(c)
Senior Unsecured
02/26/16	5.750%	2,050,000		1,848,075
08/23/22	12.750%	3,006,000		3,216,420
Total				38,707,522
Total Foreign Government Obligations (Cost: $518,915,507)				$580,828,983

Municipal Bonds 0.1%
Cabazon Band Mission Indians Revenue Bonds Series 2004(b)(g)(m)(p)
06/01/12	7.358%	2,820,000		1,692,000
Total Municipal Bonds (Cost: $2,820,000)				$1,692,000

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 4.5%
Aerospace & Defense 0.1%
Huntington Ingalls Industries, Inc. Term Loan(d)(n)
03/30/16	3.063%	$192,500	$191,537
TASC, Inc. Tranche B Term Loan(d)(n)
12/18/15	4.500%	124,155	123,327
TransDigm, Inc. Tranche B1 1st Lien Term Loan(d)(n)
02/14/17	4.000%	868,613	867,849
Total			1,182,713
Airlines 0.1%
Delta Air Lines, Inc. Term Loan(d)(n)
04/20/17	5.500%	646,750	631,293
U.S. Airways Group, Inc. Term Loan(d)(n)
03/21/14	2.744%	912,153	838,204
United Air Lines, Inc. Tranche B Term Loan(d)(n)
02/01/14	2.250%	658,167	639,410
Total			2,108,907
Automotive 0.1%
Allison Transmission, Inc. Term Loan(d)(n)
08/07/14	2.750%	579,779	573,257
Chrysler Group LLC Tranche B Term Loan(d)(n)
05/24/17	6.000%	422,875	423,881
Federal-Mogul Corp.(d)(n)
Tranche B Term Loan
12/29/14	2.196%	231,757	221,675
Tranche C Term Loan
12/28/15	2.189%	118,243	113,100
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan(d)(n)
04/30/14	1.750%	500,000	491,875
Schaeffler AG Tranche C2 Term Loan(d)(n)(o)
01/27/17	6.000%	975,000	977,847
Total			2,801,635
Brokerage —%
Nuveen Investments, Inc.(d)(n)
1st Lien Term Loan
05/13/17	7.250%	250,000	251,750
Nuveen Investments, Inc.(d)(n)(o)
2nd Lien Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Brokerage (continued)
02/28/19	8.250%	$425,000	$428,719
Total			680,469
Building Materials 0.1%
Armstrong World Industries, Inc. Tranche B1 Term Loan(d)(n)
03/10/18	4.000%	322,563	321,253
CPG International I, Inc. Term Loan(d)(n)
02/18/17	6.000%	643,500	608,107
Custom Building Products, Inc. Term Loan(d)(n)
03/19/15	5.750%	69,153	69,153
Goodman Global, Inc.(d)(n)
1st Lien Term Loan
10/28/16	5.750%	93,083	93,536
2nd Lien Term Loan
10/30/17	9.000%	63,636	64,631
Potters Holdings II LP(d)(n)
Tranche B 1st Lien Term Loan
05/06/17	6.000%	497,500	495,221
Tranche B 2nd Lien Term Loan
11/06/17	10.250%	125,000	125,469
Total			1,777,370
Chemicals 0.3%
AZ Chem U.S., Inc. Term Loan(d)(n)
12/22/17	7.250%	175,000	176,410
Celanese U.S. Holdings LLC Term Loan(d)(n)
04/02/14	1.765%	850,455	837,698
Cristal Inorganic Chemicals U.S., Inc. 2nd Lien Term Loan(d)(n)
11/15/14	6.329%	125,000	124,688
Houghton International, Inc. Tranche B1 Term Loan(d)(n)
01/29/16	6.750%	254,589	254,589
Matrix Acquisition Corp. Tranche B Term Loan(d)(n)
04/12/14	2.244%	669,758	664,735
Momentive Specialty Chemicals, Inc.(d)(n)
Tranche C1B Term Loan
05/05/15	4.000%	126,003	124,231
Tranche C2B Term Loan
05/05/15	4.375%	56,798	55,999
Tranche C4A Term Loan
05/05/13	2.812%	803,651	773,514
Tranche C5B Term Loan
05/05/15	4.375%	95,500	93,113

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Nexeo Solutions LLC Term Loan(d)(n)(o)
09/08/17	5.000%	$175,000	$172,302
Norit Holding BV Term Loan(d)(n)
07/10/17	6.750%	224,437	223,876
Omnova Solutions, Inc. Term Loan(d)(n)
05/31/17	5.750%	645,113	641,352
PQ Corp. 1st Lien Term Loan(d)(n)
07/30/14	3.500%	636,207	620,607
Rockwood Specialties Group, Inc. Tranche B Term Loan(d)(n)
02/09/18	3.500%	396,000	397,584
Solutia, Inc. Tranche 1 Term Loan(d)(n)
08/01/17	3.500%	642,455	641,344
Trinseo Materials Operating SCA Term Loan(d)(n)
08/02/17	6.010%	445,500	401,694
Tronox Pigments B.V.(d)(n)(o)
Delayed Draw Term Loan
02/08/18	4.250%	64,286	64,214
Term Loan
02/08/18	4.250%	235,714	235,450
Univar, Inc. Tranche B Term Loan(d)(n)
06/30/17	5.000%	965,250	957,460
Total			7,460,860
Construction Machinery 0.1%
Douglas Dynamics LLC Term Loan(d)(n)
04/18/18	5.750%	661,563	653,293
NACCO Materials Handling Group, Inc. Term Loan(d)(n)
03/21/13	2.293%	347,244	345,508
Terex Corp. Term Loan(d)(n)
04/28/17	5.500%	548,625	552,509
Total			1,551,310
Consumer Cyclical Services 0.1%
Instant Web, Inc.(d)(n)
Delayed Draw Term Loan
08/07/14	3.619%	25,692	23,380
Term Loan
08/07/14	3.619%	246,466	224,284

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Cyclical Services (continued)
KAR Auction Services, Inc. Term Loan(d)(n)
05/19/17	5.000%	$149,250	$149,064
Live Nation Entertainment, Inc. Tranche B Term Loan(d)(n)
11/07/16	4.500%	518,405	517,917
Sabre, Inc. Term Loan(d)(n)
09/30/14	2.551%	643,247	603,391
ServiceMaster Co. (The)(d)(n)
Delayed Draw Term Loan
07/24/14	2.750%	58,258	57,557
Term Loan
07/24/14	2.848%	585,006	577,969
Total			2,153,562
Consumer Products 0.2%
Affinion Group, Inc. Tranche B Term Loan(d)(n)
10/09/16	5.000%	468,367	438,218
Amscan Holdings, Inc. Term Loan(d)(n)
12/02/17	6.750%	914,118	912,153
Fender Musical Instruments Corp.(d)(n)
Delayed Draw Term Loan
06/09/14	2.500%	156,428	149,193
Term Loan
06/09/14	2.500%	309,606	295,287
Jarden Corp.(d)(n)
Tranche B Term Loan
03/31/18	3.244%	223,316	223,440
Jarden Corp.(d)(n)(o)
Tranche B Term Loan
03/31/18	3.244%	100,000	100,057
NBTY, Inc. Tranche B1 Term Loan(d)(n)
10/01/17	4.250%	796,821	796,407
Visant Corp. Tranche B Term Loan(d)(n)
12/22/16	5.250%	919,808	882,031
Total			3,796,786
Diversified Manufacturing 0.1%
Acosta, Inc. Tranche B Term Loan(d)(n)
03/01/18	4.750%	620,312	615,660
Colfax Corp. Tranche B Term Loan(d)(n)
01/11/19	4.500%	275,000	275,206

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
Hupah Finance, Inc. Term Loan(d)(n)
01/19/19	6.250%	$525,000	$524,675
IMG Worldwide, Inc. Tranche B Term Loan(d)(n)
06/16/16	5.500%	746,250	740,967
N.E.W. Holdings I LLC Term Loan(d)(n)
03/23/16	6.000%	246,429	234,415
Tomkins LLC/Inc. Tranche B1 Term Loan(d)(n)
09/29/16	4.250%	734,052	733,479
Total			3,124,402
Electric 0.2%
Calpine Corp.(d)(n)
Term Loan
04/01/18	4.500%	646,307	640,826
04/01/18	4.500%	248,750	246,641
Covanta Energy Corp.(d)(n)
Letter of Credit
02/10/14	1.981%	76,140	75,664
Term Loan
02/10/14	1.794%	147,313	146,393
Equipower Resources Holdings LLC Tranche B Term Loan(d)(n)
01/26/18	5.750%	72,455	68,108
FirstLight Power Resources, Inc.(d)(n)
2nd Lien Term Loan
05/01/14	4.750%	750,000	638,438
Tranche B 1st Lien Term Loan
11/01/13	2.750%	22,839	21,511
GenOn Energy/Americas, Inc. Term Loan(d)(n)
09/20/17	6.000%	422,113	416,047
Generac Power System, Inc. Tranche B Term Loan(d)(n)
02/09/19	3.750%	300,000	298,767
NRG Energy, Inc. Term Loan(d)(n)
07/01/18	4.000%	646,750	643,988
TPF Generation Holdings LLC(d)(n)
1st Lien Synthetic Letter of Credit
12/15/13	2.579%	270,268	268,016
1st Lien Term Loan
12/15/13	2.579%	452,828	449,056
Texas Competitive Electric Holdings Co. LLC Term Loan(d)(n)
10/10/14	3.757%	1,345,944	819,209
Total			4,732,664

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Entertainment 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan(d)(n)
04/22/16	7.500%	$846,625	$828,812
AMC Entertainment, Inc. Tranche B2 Term Loan(d)(n)
12/15/16	3.494%	667,895	655,091
Carmike Cinemas, Inc. Term Loan(d)(n)
01/27/16	5.500%	151,116	150,971
Cedar Fair LP Tranche 1 Term Loan(d)(n)
12/15/17	4.000%	318,417	318,214
Regal Cinemas Corp. Term Loan(d)(n)
08/23/17	3.579%	297,000	295,114
Six Flags Theme Parks, Inc. Tranche B Term Loan(d)(n)
12/20/18	4.250%	275,000	273,798
Total			2,522,000
Environmental —%
EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan(d)(n)
07/29/14	8.000%	733,236	714,905
Synagro Technologies, Inc. 1st Lien Term Loan(d)(n)
04/02/14	2.260%	176,246	157,740
Total			872,645
Food and Beverage 0.3%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan(d)(n)
12/18/17	5.250%	173,250	172,330
Aramark Corp.(d)(n)
2nd Letter of Credit
07/26/16	3.493%	41,652	41,264
Tranche B Term Loan
07/26/16	3.829%	633,348	627,452
B&G Foods, Inc. Tranche B Term Loan(d)(n)
11/30/18	4.500%	225,000	225,506
Dean Foods Co. Tranche B Term Loan(d)(n)
04/02/16	3.580%	965,201	944,864
Del Monte Foods Co. Term Loan(d)(n)
03/08/18	4.500%	796,000	780,629

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
Dole Food Co., Inc. Tranche B2 Term Loan(d)(n)
07/08/18	5.043%	$305,701	$306,719
Earthbound Holdings III LLC Term Loan(d)(n)
12/21/16	5.500%	841,500	836,241
JBS U.S.A. LLC Term Loan(d)(n)
05/25/18	4.250%	174,125	173,690
Michael Foods Group, Inc. Tranche B Term Loan(d)(n)
02/25/18	4.250%	139,024	138,816
Pierre Foods, Inc. 1st Lien Term Loan(d)(n)
09/30/16	7.000%	864,743	864,743
Solvest Ltd. Tranche C2 Term Loan(d)(n)
07/08/18	5.029%	567,731	569,621
U.S. Foodservice, Inc. Term Loan(d)(n)
07/03/14	2.743%	742,228	716,250
WM. Bolthouse Farms, Inc.(d)(n)
1st Lien Term Loan
02/11/16	5.505%	528,925	529,258
2nd Lien Term Loan
08/11/16	9.500%	200,000	199,938
Windsor Quality Food Co., Ltd. Tranche B Term Loan(d)(n)
02/16/17	5.000%	717,750	685,451
Total			7,812,772
Gaming 0.2%
Affinity Gaming LLC Term Loan(d)(n)
12/31/15	10.000%	800,000	813,304
Caesars Entertainment Operating Co., Inc. Tranche B2 Term Loan(d)(n)
01/28/15	3.244%	800,000	749,600
Caesars Octavius LLC Tranche B Term Loan(d)(n)
04/25/17	9.250%	725,000	714,125
Cannery Casino Resorts LLC 2nd Lien Term Loan(d)(n)
05/18/14	4.494%	25,000	22,875
Golden Nugget, Inc. 2nd Lien Term Loan(d)(n)
12/31/14	3.500%	50,000	40,250

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
Isle of Capri Casinos, Inc. Term Loan(d)(n)
11/01/13	4.750%	$247,500	$247,223
Las Vegas Sands LLC(d)(n)
Tranche B Term Loan
05/23/14	1.750%	431,242	423,428
11/23/16	2.750%	219,853	213,121
Tranche I Delayed Draw Term Loan
05/23/14	1.750%	88,471	86,868
11/23/16	2.750%	27,635	26,788
ROC Finance LLC Tranche B Term Loan(d)(n)
08/19/17	8.500%	175,000	176,313
Twin River Worldwide Holdings, Inc. Term Loan(d)(n)
11/05/15	8.500%	391,375	391,492
Total			3,905,387
Health Care 0.4%
AMN Healthcare, Inc.(d)(n)
2nd Lien Term Loan
09/01/16	11.750%	100,000	94,000
Tranche B Term Loan
06/23/15	7.250%	63,836	60,884
Alere, Inc. Tranche B Term Loan(d)(n)
06/30/17	4.500%	199,500	197,826
Ardent Medical Services, Inc. Term Loan(d)(n)
09/15/15	6.500%	196,503	194,784
Community Health Systems, Inc.(d)(n)
Delayed Draw Term Loan
07/25/14	4.500%	46,146	45,532
Term Loan
07/25/14	2.997%	899,891	887,923
01/25/17	4.078%	1,077,058	1,064,101
ConvaTec, Inc. Term Loan(d)(n)
12/22/16	5.750%	668,250	666,372
DaVita, Inc. Tranche B Term Loan(d)(n)
10/20/16	4.500%	668,250	669,780
HCA, Inc. Tranche A1 Term Loan(d)(n)
11/16/12	1.494%	724,100	722,029
Health Management Associates, Inc. Tranche B Term Loan(d)(n)
11/16/18	4.500%	250,000	248,375
Inventiv Health, Inc. Term Loan(d)(n)
08/04/16	6.500%	543,881	522,806

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Lifepoint Hospitals, Inc. Tranche B-2 Term Loan(d)(n)
04/15/15	3.240%	$500,000	$497,500
MedAssets, Inc. Term Loan(d)(n)
11/16/16	5.250%	660,663	660,802
Onex Carestream Finance LP Term Loan(d)(n)
02/25/17	5.000%	694,648	659,790
Quintiles Transnational Corp. Tranche B Term Loan(d)(n)
06/08/18	5.000%	970,125	963,713
Res-Care, Inc. Tranche B Term Loan(d)(n)
12/22/16	7.250%	222,750	218,295
Select Medical Corp. Tranche B Term Loan(d)(n)
06/01/18	5.500%	273,625	266,100
Total			8,640,612
Independent Energy —%
MEG Energy Corp. Term Loan(d)(n)
03/18/18	4.000%	174,563	174,205
Integrated Energy —%
Gibson Energy ULC Term Loan(d)(n)
06/15/18	5.750%	248,750	249,009
Life Insurance —%
CNO Financial Group, Inc. Tranche B1 Term Loan(d)(n)
09/30/16	6.250%	476,391	478,535
Media Cable 0.1%
Bresnan Broadband Holdings LLC Tranche B Term Loan(d)(n)
12/14/17	4.500%	222,750	222,008
Cequel Communications LLC Term Loan(d)(n)(o)
02/14/19	4.000%	450,000	445,396
MCC Iowa LLC Tranche F Term Loan(d)(n)
10/23/17	4.500%	692,965	688,925

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Cable (continued)
Mediacom Illinois LLC Tranche E Term Loan(d)(n)
10/23/17	4.500%	$915,704	$906,318
San Juan Cable LLC Tranche B 1st Lien Term Loan(d)(n)
06/09/17	6.000%	149,250	145,768
TWCC Holding Corp. Term Loan(d)(n)
02/11/17	4.250%	272,937	273,131
WideOpenWest Finance LLC(d)(n)
1st Lien Term Loan
06/30/14	2.746%	546,490	524,975
Tranche A Term Loan
06/30/14	6.763%	122,363	120,528
Total			3,327,049
Media Non-Cable 0.5%
AMC Networks, Inc. Tranche B Term Loan(d)(n)
12/31/18	4.000%	199,000	197,756
Cengage Learning Acquisitions, Inc. Term Loan(d)(n)
07/03/14	2.490%	538,882	500,083
Clear Channel Communications, Inc. Tranche B Term Loan(d)(n)
01/29/16	3.894%	1,382,730	1,134,945
Cumulus Media Holdings, Inc.(d)(n)
1st Lien Term Loan
09/17/18	5.750%	550,000	550,456
2nd Lien Term Loan
03/18/19	7.500%	725,000	727,414
Emmis Operating Co. Tranche B Term Loan(d)(n)
11/01/13	4.574%	456,254	427,359
Encompass Digital Media, Inc.(d)(n)
Tranche B Term Loan
08/10/17	8.000%	521,062	515,201
08/10/17	8.000%	1,000,000	988,750
GateHouse Media Operating, Inc. Term Loan(d)(n)
08/28/14	2.500%	691,938	195,473
Getty Images, Inc. Term Loan(d)(n)
11/07/16	5.250%	196,138	196,873
Gray Television, Inc Tranche B Term Loan(d)(n)
12/31/14	3.770%	915,464	904,451
Hubbard Radio LLC lst Lien Term Loan(d)(n)
04/28/17	5.250%	348,250	348,539
Intelsat Jackson Holdings SA(d)(n)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable (continued)
Term Loan
02/01/14	2.746%	$500,000	$490,625
02/01/14	3.254%	125,000	121,875
Tranche B Term Loan
04/02/18	5.250%	498,744	497,896
LIN Television Corp. Tranche B Term Loan(d)(n)
12/21/18	5.000%	175,000	175,875
MediaNews Group, Inc. Term Loan(d)(n)
03/19/14	8.500%	25,610	24,458
Newsday LLC Term Loan(d)(n)
08/01/13	6.822%	25,000	25,136
NextMedia Operating, Inc. Term Loan(d)(n)
05/27/16	8.250%	1,040,671	1,004,247
Penton Media, Inc. 1st Lien Term Loan(d)(n)
08/01/14	5.000%	486,637	362,851
Postmedia Network, Inc. Tranche C Term Loan(d)(n)
07/13/16	6.250%	521,047	516,879
Radio One, Inc. Term Loan(d)(n)
03/31/16	7.500%	744,375	731,348
Revolution Studios Distribution Co. LLC Tranche B Term Loan(d)(n)
12/21/14	4.000%	252,472	178,308
Sinclair Television Group, Inc. Tranche B Term Loan(d)(n)
10/28/16	4.000%	496,306	493,979
Tribune Co.(n)(p)
Tranche B Term Loan
06/04/14	0.000%	98,750	64,187
Tranche X Term Loan
06/04/09	0.000%	17,067	10,813
Univision Communications, Inc. 1st Lien Term Loan(d)(n)
03/31/17	4.494%	1,189,452	1,104,585
Total			12,490,362
Metals —%
Novelis, Inc. Tranche B2 Term Loan(d)(n)
03/10/17	4.000%	448,875	446,913

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Non-Captive Diversified —%
iStar Financial, Inc. Tranche A2 Term Loan(d)(n)
06/30/14	7.000%	$175,000	$173,682
Oil Field Services —%
Frac Tech Services Term Loan(d)(n)
05/06/16	6.250%	252,683	251,015
Other Financial Institutions 0.1%
Harland Clarke Holdings Corp. Tranche B Term Loan(d)(n)
06/30/14	2.793%	569,041	519,962
Springleaf Financial Funding Co. Term Loan(d)(n)
05/10/17	5.500%	275,000	250,693
Vantiv LLC Tranche B1 1st Lien Term Loan(d)(n)
11/03/16	4.500%	669,938	670,413
Total			1,441,068
Other Industry —%
ATI Acquisition Co. Tranche B Term Loan(d)(g)(n)
12/30/14	8.250%	78,014	7,801
Rexnord LLC/RBS Global, Inc. Tranche B1 Term Loan(d)(n)
07/19/13	2.953%	75,000	74,500
Sensus U.S.A., Inc. 2nd Lien Term Loan(d)(n)(o)
05/09/18	8.500%	725,000	716,844
Total			799,145
Other Utility —%
BRSP LLC Term Loan(d)(n)
06/24/14	7.500%	309,432	309,949
Packaging 0.1%
BWay Holding Co. Tranche B Term Loan(d)(n)
02/23/18	4.500%	912,855	910,016
Berry Plastics Holding Corp. Tranche C Term Loan(d)(n)
04/03/15	2.246%	859,860	836,127

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging (continued)
ICL Industrial Containers ULC Tranche C Term Loan(d)(n)
02/23/18	4.500%	$84,149	$83,888
Reynolds Group Holdings, Inc.(d)(n)
Tranche B Term Loan
02/09/18	6.500%	515,456	520,095
Tranche C Term Loan
08/09/18	6.500%	444,058	448,685
Total			2,798,811
Paper —%
NewPage Corp. Debtor In Possession Term Loan(d)(n)(q)
03/08/13	8.000%	325,000	327,438
Pharmaceuticals 0.1%
Endo Pharmaceuticals Holdings, Inc.(d)(n)
Tranche A Term Loan
06/17/16	2.750%	245,312	243,122
Tranche B Term Loan
06/17/18	4.000%	156,518	156,714
Grifols, Inc.(d)(n)
Tranche B Term Loan
06/01/17	6.000%	74,625	75,208
Grifols, Inc.(d)(n)(o)
Tranche B Term Loan
06/01/17	4.500%	250,000	249,652
Pharmaceutical Product Development, Inc. Term Loan(d)(n)
12/05/18	6.250%	175,000	176,531
Valeant Pharmaceuticals International, Inc. Tranche B Term Loan(d)(n)
02/13/19	3.750%	225,000	224,298
Total			1,125,525
Property & Casualty —%
Asurion LLC 2nd Lien Term Loan(d)(n)
05/24/19	9.000%	1,000,000	1,016,090
HUB International Ltd. Term Loan(d)(n)
06/13/14	6.750%	49,121	49,161
Total			1,065,251
Railroads —%
RailAmerica, Inc. Term Loan(d)(n)(o)
03/01/19	4.000%	325,000	324,188

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
REITs —%
CB Richard Ellis Services, Inc. Tranche C Term Loan(d)(n)
03/04/18	3.494%	$273,625	$271,846
Retailers 0.6%
Academy Ltd. Term Loan(d)(n)
08/03/18	6.000%	350,000	349,961
BJ’s Wholesale Club, Inc. 1st Lien Term Loan(d)(n)
09/28/18	7.000%	374,063	377,231
Bass Pro Group LLC Term Loan(d)(n)
06/13/17	5.250%	671,625	670,423
Claire’s Stores, Inc. Tranche B Term Loan(d)(n)
05/29/14	3.047%	1,370,517	1,298,167
David’s Bridal, Inc. Term Loan(d)(n)
01/31/14	2.579%	437,953	434,668
Dollar General Corp. Tranche B1 Term Loan(d)(n)
07/07/14	3.141%	675,000	675,074
General Nutrition Centers, Inc. Tranche B Term Loan(d)(n)
03/02/18	4.250%	1,337,500	1,333,541
J. Crew Group, Inc. Term Loan(d)(n)
03/07/18	4.750%	918,063	898,554
JRD Holdings, Inc. Term Loan(d)(n)
07/02/14	2.500%	616,611	615,069
Jo-Ann Stores, Inc. Term Loan(d)(n)
03/16/18	4.750%	1,017,312	1,003,609
Leslie’s Poolmart, Inc. Tranche B Term Loan(d)(n)
11/21/16	4.500%	200,000	198,000
Michaels Stores, Inc.(d)(n)
Tranche B2 Term Loan
07/31/16	5.125%	646,951	643,231
Tranche B3 Term Loan
07/31/16	5.125%	861,634	856,680
Neiman Marcus Group, Inc. (The) Term Loan(d)(n)
05/16/18	4.750%	1,000,000	992,000
Orchard Supply Hardware LLC Term Loan(d)(n)
12/21/13	5.000%	914,337	684,994

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Pantry, Inc. (The)(d)(n)
Delayed Draw Term Loan
05/15/14	2.000%	$67,624	$65,934
Term Loan
05/15/14	2.000%	719,530	701,542
Pep Boys-Manny, Moe & Jack (The) Term Loan(d)(n)
10/27/13	2.490%	556,967	554,700
PetCo Animal Supplies, Inc. Term Loan(d)(n)
11/24/17	4.500%	906,500	902,339
Rite Aid Corp. Tranche 2 Term Loan(d)(n)
06/04/14	2.007%	899,022	875,279
Toys ‘R’ Us-Delaware, Inc. Term Loan(d)(n)
09/01/16	6.000%	645,100	645,720
Total			14,776,716
Supermarkets 0.1%
Great Atlantic & Pacific Tea Co., Inc. (The) Debtor In Possession Term Loan(d)(n)(q)
06/14/12	8.750%	525,000	524,344
Supervalu, Inc. Tranche B2 Term Loan(d)(n)
10/05/15	3.494%	891,000	884,317
Total			1,408,661
Technology 0.4%
Aeroflex, Inc. Tranche B Term Loan(d)(n)
05/09/18	4.250%	214,565	208,995
CommScope, Inc. Term Loan(d)(n)
01/14/18	5.000%	223,312	223,210
Dealer Computer Services, Inc.(d)(n)
Tranche A Term Loan
04/21/16	2.744%	42,083	41,872
Tranche B Term Loan
04/21/18	3.750%	155,125	155,125
Edwards (Cayman Islands II) Ltd.(d)(n)
1st Lien Term Loan
05/31/16	5.500%	247,500	241,468
05/31/16	5.500%	446,617	435,732
Fidelity National Information Services, Inc. Tranche B Term Loan(d)(n)
07/18/16	4.250%	200,000	200,890
First Data Corp.(d)(n)
Term Loan
03/23/18	4.245%	848,315	761,227
Tranche B1 Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
09/24/14	2.995%	$90,278	$86,306
Freescale Semiconductor, Inc. Tranche B1 Term Loan(d)(n)
12/01/16	4.494%	922,198	898,571
Greeneden U.S. Holdings II LLC Term Loan(d)(n)
01/31/19	6.750%	550,000	552,613
Infor Enterprise Solutions Holdings, Inc.(d)(n)
1st Lien Delayed Draw Term Loan
07/28/15	6.000%	332,497	322,868
1st Lien Term Loan
07/28/15	6.000%	628,887	610,674
Interactive Data Corp. Tranche B Term Loan(d)(n)
02/11/18	4.500%	893,250	891,240
Kasima LLC Term Loan(d)(n)
03/31/17	5.000%	272,937	272,255
Microsemi Corp Term Loan(d)(n)
02/02/18	4.000%	822,937	821,703
NDS Finance Ltd. Tranche B Term Loan(d)(n)
03/12/18	4.000%	124,063	122,512
Novell, Inc. 1st Lien Term Loan(d)(n)
04/27/17	6.500%	148,125	146,199
Openlink International, Inc. Term Loan(d)(n)
10/30/17	7.752%	150,000	150,000
Rovi Solutions Corp./Guides, Inc.(d)(n)
Tranche A Term Loan
02/07/16	2.750%	95,000	95,000
Tranche B Term Loan
02/07/18	4.000%	99,250	99,126
Sensata Technology BV/Finance Co. LLC Term Loan(d)(n)
05/12/18	4.000%	323,375	322,699
SunGard Data Systems, Inc. Tranche B Term Loan(d)(n)
02/28/16	4.058%	401,514	400,590
Syniverse Holdings, Inc. Term Loan(d)(n)
12/21/17	5.250%	198,000	198,341
Trans Union LLC Term Loan(d)(n)
02/10/18	4.750%	198,500	198,677

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Verint Systems, Inc. Term Loan(d)(n)
10/27/17	4.500%	$198,500	$197,881
Total			8,655,774
Textile —%
Levi Strauss & Co. Term Loan(d)(n)
03/27/14	2.494%	600,000	577,500
Springs Window Fashions LLC Tranche B Term Loan(d)(n)
05/31/17	6.000%	195,000	189,637
Total			767,137
Transportation Services —%
Hertz Corp. (The)(d)(n)
Letter of Credit
03/11/18	3.750%	500,000	472,500
Tranche B Term Loan
03/11/18	3.750%	645,125	643,409
Total			1,115,909
Wireless —%
Hawaiian Telcom Communications, Inc. Term Loan(d)(n)
10/28/15	9.000%	14,343	14,576
MetroPCS Wireless, Inc. Tranche B3 Term Loan(d)(n)
03/19/18	4.000%	694,001	688,276
Ntelos, Inc. Tranche B Term Loan(d)(n)
08/07/15	4.000%	306,263	304,158
Total			1,007,010
Wirelines 0.1%
Alaska Communications Systems Holdings, Inc. Term Loan(d)(n)
10/21/16	5.500%	896,237	827,899
Integra Telecom Holdings, Inc. Term Loan(d)(n)
04/15/15	9.250%	197,000	173,360
Level 3 Financing, Inc. Tranche B Term Loan(d)(n)
09/01/18	5.750%	350,000	352,408
Total			1,353,667
Total Senior Loans (Cost: $112,060,678)			$110,262,959

Issuer	Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Auto Components —%
Delphi Automotive PLC(r)	1,315	$42,080
Hotels, Restaurants & Leisure —%
BLB Management Services , Inc.(r)	5,526	52,956
Buffets Restaurants Holdings, Inc.(r)	1,852	926
Total		53,882
Media —%
Cumulus Media, Inc. Class A(r)	2,038	7,011
Media News Group(r)	2,495	42,415
Total		49,426
TOTAL CONSUMER DISCRETIONARY		145,388
INFORMATION TECHNOLOGY —%
IT Services —%
Advanstar Communications, Inc.(r)	315	3,150
TOTAL INFORMATION TECHNOLOGY		3,150
MATERIALS —%
Chemicals —%
LyondellBasell Industries NV, Class A	3,806	164,343
Metals & Mining —%
Aleris International, Inc.(r)	3,583	189,899
TOTAL MATERIALS		354,242
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc.(r)	478	7,514
Total Common Stocks (Cost: $519,261)		$510,294

Preferred Stocks —%
FINANCIALS —%
Commercial Banks —%
Lloyds Banking Group PLC, 6.657%(b)	230,000	158,700

Issuer		Shares	Value

Preferred Stocks (continued)
TOTAL FINANCIALS			158,700
Total Preferred Stocks (Cost: $126,245)			$158,700

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(r)		3,895	257,070
INFORMATION TECHNOLOGY —%
Communications Equipment —%
CMP Susquehanna Corp.(b)(g)(h)(r)		46,584	466
TOTAL INFORMATION TECHNOLOGY			466
Total Warrants (Cost: $158,098)			$257,536

Money Market Funds 4.4%
Columbia Short-Term Cash Fund, 0.166%(s)(t)		107,105,407	107,105,407
Total Money Market Funds (Cost: $107,105,407)			$107,105,407

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 16.7%
Asset-Backed Commercial Paper 1.6%
Atlantis One
04/11/12	0.511%	$3,994,843	$3,994,843
04/17/12	0.471%	11,985,743	11,985,743
08/01/12	0.662%	1,993,327	1,993,327
KELLS FUNDING, LLC
04/13/12	0.581%	9,985,017	9,985,017
Regency Markets No. 1 LLC
03/19/12	0.200%	4,999,139	4,999,139
Rhein-Main Securitisation Ltd.
05/14/12	0.822%	5,356,976	5,356,976
Total			38,315,045
Certificates of Deposit 7.4%
ABM AMRO Bank N.V.
03/21/12	0.310%	9,997,503	9,997,503

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Australia and New Zealand Bank Group, Ltd.
05/16/12	0.470%	$10,000,000	$10,000,000
Bank of Nova Scotia
05/03/12	0.394%	8,000,000	8,000,000
07/26/12	0.324%	8,000,000	8,000,000
Barclays Bank PLC
04/18/12	0.600%	15,000,000	15,000,000
Branch Banking & Trust Corporation
07/12/12	0.420%	3,000,000	3,000,000
Credit Suisse
03/15/12	0.560%	5,000,000	5,000,000
03/20/12	0.590%	10,000,000	10,000,000
DZ Bank AG
03/12/12	0.250%	4,000,000	4,000,000
DnB NOR ASA
03/15/12	0.520%	10,000,000	10,000,000
Hong Kong Shanghai Bank Corp., Ltd.
03/12/12	0.250%	5,000,000	5,000,000
National Australia Bank
04/30/12	0.394%	10,000,000	10,000,000
National Bank of Canada
05/08/12	0.410%	12,000,000	12,000,000
Nordea Bank AB
03/13/12	0.520%	10,000,000	10,000,000
Norinchukin Bank
05/21/12	0.470%	10,000,000	10,000,000
Rabobank
03/16/12	0.530%	14,979,931	14,979,931
Skandinaviska Enskilda Banken
03/19/12	0.410%	5,000,000	5,000,000
Standard Chartered Bank PLC
03/30/12	0.625%	14,976,340	14,976,340
Union Bank of Switzerland
03/02/12	0.530%	9,000,000	9,000,000
04/17/12	0.580%	5,000,000	5,000,000
Total			178,953,774
Commercial Paper 5.0%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
Development Bank of Singapore Ltd.
07/27/12	0.561%	4,986,933	4,986,933
08/02/12	0.551%	9,973,417	9,973,417
DnB NOR
07/25/12	0.602%	4,984,833	4,984,833
ERSTE ABWICKLUNGSANSTALT
03/06/12	0.550%	4,995,875	4,995,875

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
04/23/12	0.671%	$1,996,613	$1,996,613
Foreningsparbanken (Swedbank)
03/19/12	0.440%	9,992,789	9,992,789
HSBC Bank PLC
04/13/12	0.481%	11,970,720	11,970,720
Mitsubishi UFJ Trust and Banking Corp.
05/03/12	0.430%	2,997,456	2,997,456
Skandinaviska Enskilda Banken AB
03/27/12	0.400%	4,996,611	4,996,611
05/03/12	0.350%	4,996,840	4,996,840
Suncorp Metway Ltd.
03/19/12	0.480%	9,991,867	9,991,867
Svenska Handelsbank
03/15/12	0.501%	4,993,750	4,993,750
03/29/12	0.506%	5,992,341	5,992,341
05/23/12	0.300%	4,996,458	4,996,458
The Commonwealth Bank of Australia
08/16/12	0.308%	7,000,000	7,000,000
Toyota Motor Credit Corp.
04/26/12	0.562%	6,979,965	6,979,965
Westpac Securities NZ Ltd.
04/20/12	0.531%	9,973,058	9,973,058
Total			121,796,143

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 2.7%
Citibank NA dated 02/29/12, matures 03/01/12, repurchase price $3,000,016(u)
	0.190%	$3,000,000	$3,000,000
Credit Suisse Securities (USA) LLC dated 02/29/12, matures 03/01/12, repurchase price $11,100,202(u)
	0.160%	11,100,153	11,100,153
Morgan Stanley dated 02/29/12, matures 03/01/12, repurchase price $15,000,075(u)
	0.180%	15,000,000	15,000,000
Natixis Financial Products, Inc. dated 02/29/12, matures 03/01/12, repurchase price $13,000,079(u)
	0.220%	13,000,000	13,000,000
Nomura Securities dated 02/29/12, matures 03/01/12, repurchase price $5,000,028(u)
	0.200%	5,000,000	5,000,000
RBS Securities, Inc. dated 02/29/12, matures 03/01/12, repurchase price $20,000,111(u)
	0.200%	20,000,000	20,000,000
Total			67,100,153
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $406,165,115)			$406,165,115
Total Investments
(Cost: $2,702,890,741)(v)			$2,846,455,501(w)
Other Assets & Liabilities, Net			(416,395,812)
Net Assets			$2,430,059,689

Investments in Derivatives

Futures Contracts Outstanding at February 29, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Long Bond, 20-year	304	43,063,500	June 2012	$118,292	$—
U.S. Treasury Note, 2-year	364	80,165,314	July 2012	—	(6,210)
U.S. Treasury Note, 5-year	(122)	(15,026,969)	July 2012	—	(15,356)
U.S. Treasury Note, 10-year	(1,427)	(186,870,117)	June 2012	—	(24,444)
U.S. Treasury Ultra Bond, 30-year	(202)	(31,764,500)	June 2012	—	(303,303)
Total				$118,292	$(349,313)

Credit Default Swap Contracts Outstanding at February 29, 2012

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Barclays Capital	Federative Republic of Brazil	September 20, 2014	1.470%	$10,000,000	$(125,123)	$(66,559)	$—	$(191,682)
Total							$—	$(191,682)

Forward Foreign Currency Exchange Contracts Open at February 29, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
UBS Securities	March 7, 2012	6,100,000	5,001,512	$—	$(86,834)
		(NZD)	(USD)
State Street Bank & Trust Company	March 12, 2012	8,628,000	11,478,303	—	(17,236)
		(EUR)	(USD)
UBS Securities	March 14, 2012	5,369,000	5,969,934	34,608	—
		(CHF)	(USD)
UBS Securities	March 14, 2012	10,883,000	11,955,925	—	(75,020)
		(CHF)	(USD)
Goldman, Sachs & Co.	March 14, 2012	22,483,000	29,715,926	—	(239,599)
		(EUR)	(USD)
J.P. Morgan Securities, Inc.	March 14, 2012	965,939,000	12,307,553	423,709	—
		(JPY)	(USD)
HSBC Securities (USA), Inc.	March 14, 2012	18,217,117	17,022,000	12,531	—
		(USD)	(AUD)
HSBC Securities (USA), Inc.	March 14, 2012	11,982,660	11,156,000	—	(35,183)
		(USD)	(AUD)
Citigroup Global Markets Inc.	March 14, 2012	12,069,667	67,601,000	18,488	—
		(USD)	(NOK)
Morgan Stanley	March 14, 2012	17,920,676	119,279,000	97,099	—
		(USD)	(SEK)
Morgan Stanley	March 14, 2012	10,912	72,000	—	(36)
		(USD)	(SEK)
J.P. Morgan Securities, Inc.	March 27, 2012	10,463,509	840,000,000	—	(127,936)
		(USD)	(JPY)
J.P. Morgan Securities, Inc.	March 28, 2012	18,500,000	5,932,149	—	(21,842)
		(PLN)	(USD)
Total				$586,435	$(603,686)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the value of these securities amounted to $556,002,477 or 22.88% of net assets.

(c)	At February 29, 2012, security was partially or fully on loan.
(d)	Variable rate security. The interest rate shown reflects the rate as of February 29, 2012.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Negligible market value.
(g)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 29, 2012 was $1,703,515, representing 0.07% of net assets. Information concerning such security holdings at February 29, 2012 was as follows:

Security	Acquisition Dates	Cost
Aleris International, Inc.
Senior Unsecured
06/01/20 6.000%	06-29-2010	$—
ATI Acquisition Co.
Tranche B Term Loan
12/30/14 8.250%	12-23-09 thru 01-31-12	73,531
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
06/01/12 7.358%	10-04-2004	2,820,000
CMP Susquehanna Corp.	03-26-2009	466
Six Flags, Inc.
06/01/14 9.625%	05-07-2010	—

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2012, the value of these securities amounted to $2,114,110, which represents 0.09% of net assets.

(i)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(k)

At February 29, 2012, investments in securities included securities valued at $7,032,659 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)	Zero coupon bond.
(m)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 29, 2012, the value of these securities amounted to $1,692,000 or 0.07% of net assets.

(n)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of February 29, 2012. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)

Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(p)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 29, 2012, the value of these securities amounted to $1,767,000, which represents 0.07% of net assets.

(q)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(r)	Non-income producing.
(s)	The rate shown is the seven-day current annualized yield at February 29, 2012.

(t)	Investments in affiliates during the period ended February 29, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$12,988,808	$537,183,906	$(443,067,307)	$—	$107,105,407	$58,740	$107,105,407

(u)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.190%)

Security Description	Value
Fannie Mae REMICS	$1,279,066
Freddie Mac REMICS	1,284,950
Government National Mortgage Association	495,984
Total Market Value of Collateral Securities	$3,060,000

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value
Ginnie Mae I Pool	$7,946,631
Ginnie Mae II Pool	3,375,551
Total Market Value of Collateral Securities	$11,322,182

Morgan Stanley (0.180%)

Security Description	Value
Freddie Mac Gold Pool	$8,175,738
Freddie Mac Non Gold Pool	7,124,262
Total Market Value of Collateral Securities	$15,300,000

Natixis Financial Products, Inc. (0.220%)

Security Description	Value
Fannie Mae Pool	$653,988
Fannie Mae REMICS	4,870,681
Freddie Mac Gold Pool	598,782
Freddie Mac REMICS	2,871,988
Government National Mortgage Association	857,284
United States Treasury Note/Bond	3,407,358
Total Market Value of Collateral Securities	$13,260,081

Nomura Securities (0.200%)

Security Description	Value
Ginnie Mae II Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.200%)

Security Description	Value
United States Treasury Note/Bond	$20,400,076
Total Market Value of Collateral Securities	$20,400,076

(v)

At February 29, 2012, the cost of securities for federal income tax purposes was approximately $2,702,891,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$158,448,000
Unrealized Depreciation	(14,883,000)
Net Unrealized Appreciation	$143,565,000

(w)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
IO	Interest Only
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                         Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair value at February 29, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes
Banking	$—	$32,198,453	$805,535	$33,003,988
Electric	—	82,623,745	497,892	83,121,637
Metals	—	57,774,052	3,248	57,777,300
All other industries	—	1,008,759,972	—	1,008,759,972
Residential Mortgage-Backed Securities - Agency	—	137,005,373	2,110,396	139,115,769
Residential Mortgage-Backed Securities - Non-Agency	—	45,559,380	6,952,401	52,511,781
Commercial Mortgage-Backed Securities - Non-Agency	—	57,660,009	—	57,660,009
Asset-Backed Securities - Non-Agency	—	4,248,699	—	4,248,699
Inflation-Indexed Bonds	—	75,979,549	—	75,979,549
U.S. Treasury Obligations	121,567,476	5,728,327	—	127,295,803
Foreign Government Obligations	—	579,101,046	1,727,937	580,828,983
Municipal Bonds	—	1,692,000	—	1,692,000
Total Bonds	121,567,476	2,088,330,605	12,097,409	2,221,995,490

Senior Loans
Building Materials	—	1,100,110	677,260	1,777,370
Chemicals	—	6,463,470	997,390	7,460,860
Construction Machinery	—	1,205,802	345,508	1,551,310
Electric	—	4,664,556	68,108	4,732,664
Food and Beverage	—	7,639,082	173,690	7,812,772
Health Care	—	8,133,533	507,079	8,640,612
Media Non-Cable	—	11,975,161	515,201	12,490,362
Other Industry	—	791,344	7,801	799,145
Retailers	—	14,161,647	615,069	14,776,716
Supermarkets	—	884,317	524,344	1,408,661
Technology	—	8,069,135	586,639	8,655,774
All other industries	—	40,156,713	—	40,156,713
Total Senior Loans	—	105,244,870	5,018,089	110,262,959

Equity Securities
Common Stocks
Consumer Discretionary	49,091	52,956	43,341	145,388
Information Technology	—	—	3,150	3,150
Materials	164,343	—	189,899	354,242
Telecommunication Services	7,514	—	—	7,514
Preferred Stocks
Financials	—	158,700	—	158,700
Warrants
Energy	—	257,070	—	257,070
Information Technology	—	—	466	466
Total Equity Securities	220,948	468,726	236,856	926,530

Other
Money Market Funds	107,105,407	—	—	107,105,407
Investments of Cash Collateral Received for Securities on Loan	—	406,165,115	—	406,165,115
Total Other	107,105,407	406,165,115	—	513,270,522

Investments in Securities	228,893,831	2,600,209,316	17,352,354	2,846,455,501
Derivatives(c)
Assets
Futures Contracts	118,292	—	—	118,292
Forward Foreign Currency Exchange Contracts	—	586,435	—	586,435
Liabilities
Futures Contracts	(349,313)	—	—	(349,313)
Forward Foreign Currency Exchange Contracts	—	(603,686)	—	(603,686)
Swap Contracts	—	(191,682)	—	(191,682)
Total	$228,662,810	$2,600,000,383	$17,352,354	$2,846,015,547

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Residential Mortgage Backed Securities, Corporate Bonds, Senior Loans, Common Stock and Foreign Government Obligations classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers. Certain Corporate Bonds classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Warrants classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential	Residential
		Mortgage-Backed	Mortgage-Backed	Foreign
	Corporate	Securities -	Securities -	Government	Senior	Common	Preferred
	Bonds & Notes	Agency	Non-Agency	Obligations	Loans	Stocks	Stocks	Warrants	Total
Balance as of May 31, 2011	$161,000	$—	$11,257,231	$—	$2,139,296	$—	$408	$466	$13,558,401
Accrued discounts/premiums	4	(2,874)	—	34,238	16,549	—	—	—	47,917
Realized gain (loss)	(189)	—	7,180	39,490	(5,846)	—	407,242	—	447,877
Change in unrealized appreciation (depreciation)*	143,462	18,300	(2,261)	75,058	(138,180)	(115,625)	—	—	(19,246)
Sales	(34,304)	—	(3,244,175)	(156,375)	(62,959)	—	(407,650)	—	(3,905,463)
Purchases	1,197,702	2,094,970	6,975,416	1,735,526	1,568,500	352,015	—	—	13,924,129
Transfers into Level 3	—	—	—	—	2,884,084	—	—	—	2,884,084
Transfers out of Level 3	(161,000)	—	(8,040,990)	—	(1,383,355)	—	—	—	(9,585,345)
Balance as of February 29, 2012	$1,306,675	$2,110,396	$6,952,401	$1,727,937	$5,018,089	$236,390	$—	$466	$17,352,354

*Change in unrealized appreciation (depreciation) relating to securities held at February 29, 2012 was $(19,246), which is comprised of Corporate Bonds & Notes of $143,462, Residential Mortgage-Backed Securities - Agency of $18,300, Residential Mortgage-Backed Securities - Non-Agency of $(2,261), Foreign Government Obligations of $75,058, Senior Loans of $(138,180) and Common Stocks of $(115,625).

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 23, 2012